Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
August 31, 2025
EIF-NPRT3-1025
1.805766.121
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR	33,965	343,726
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR	39,667	1,558,120
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (b)(c)	39,087	109,052
TOTAL ARGENTINA		2,010,898
AUSTRALIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Fitell Corp Class A (b)(c)	8,253	3,748
Health Care - 0.0%
Biotechnology - 0.0%
Alterity Therapeutics ltd ADR (b)(c)	1,155	5,763
Benitec Biopharma Inc (b)(c)	17,169	227,318
Immutep Ltd ADR (b)(c)	18,722	30,142
Kazia Therapeutics Ltd ADR (b)(c)	196	1,558
Mesoblast Ltd ADR (b)(c)	18,320	253,366
Opthea Ltd ADR (b)(c)(d)	5,049	16,965
		535,112
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(d)	502	384
TOTAL HEALTH CARE		535,496

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (b)(c)	5,291	7,884
Software - 0.0%
IREN Ltd (b)(c)	127,430	3,374,346
Mawson Infrastructure Group Inc (c)	3,093	1,267
		3,375,613
TOTAL INFORMATION TECHNOLOGY		3,383,497

Materials - 0.0%
Metals & Mining - 0.0%
ioneer Ltd ADR (b)(c)	1,836	5,801
IperionX Ltd ADR (b)(c)	2,858	126,667
Snow Lake Resources Ltd (c)	3,125	12,625
		145,093
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower International PLC (b)(c)	1,642	8,473
TOTAL AUSTRALIA		4,076,307
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	61,245	379,413
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (b)	64,766	1,461,769
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	105,938	1,243,713
Liberty Global Ltd Class B (c)	327	3,770
Liberty Global Ltd Class C (c)	95,055	1,135,907
		2,383,390
Health Care - 0.0%
Biotechnology - 0.0%
Galapagos NV ADR (b)(c)	7,851	246,835
MDxHealth SA (b)(c)	10,394	36,899
		283,734
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(c)	18,604	116,089
TOTAL HEALTH CARE		399,823

Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (c)	17,527	89,563
TOTAL BELGIUM		2,872,776
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (b)	7,723	208,135
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (c)	30,027	74,254,069
Diversified Consumer Services - 0.0%
Afya Ltd Class A	26,816	407,067
Vasta Platform Ltd Class A (b)(c)	9,735	41,665
		448,732
TOTAL CONSUMER DISCRETIONARY		74,702,801

Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	200,265	1,720,276
Capital Markets - 0.0%
Vinci Compass Investments Ltd Class A	27,406	275,704
XP Inc Class A	254,101	4,609,393
		4,885,097
Financial Services - 0.0%
StoneCo Ltd Class A (c)	147,167	2,423,840
TOTAL FINANCIALS		9,029,213

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Lavoro Ltd Class A (b)(c)	3,635	5,889
Information Technology - 0.0%
Software - 0.0%
Zenvia Inc Class A (c)	11,429	18,115
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	75,838	508,873
TOTAL BRAZIL		84,264,891
BRITISH VIRGIN ISLANDS - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Dogness International Corp Class A (b)(c)	1,963	20,926
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	28,412
Industrials - 0.0%
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	3,786	13,212
TOTAL BRITISH VIRGIN ISLANDS		62,550
CAMBODIA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kandal M Venture Ltd Class A (b)	5,510	54,329
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (b)	61,927	2,713,641
CANADA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (b)(c)	8,121	168,348
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	18,104	13,669
TOTAL COMMUNICATION SERVICES		182,017

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Visionary Holdings Inc Class A (b)(c)	1,472	2,384
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (c)	11,254	30,386
TOTAL CONSUMER DISCRETIONARY		32,770

Consumer Staples - 0.0%
Food Products - 0.0%
Above Food Ingredients Inc (b)(c)	23,464	43,643
Borealis Foods Inc Class A (b)(c)	8,028	22,478
Sunopta Inc (United States) (c)	69,316	434,612
Village Farms International Inc (b)(c)	67,993	222,337
		723,070
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	423	8,654
TOTAL CONSUMER STAPLES		731,724

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Encore Energy Corp (United States) (b)(c)	102,088	242,970
Kolibri Global Energy Inc (United States) (b)(c)	24,921	140,554
Uranium Royalty Corp (United States) (b)(c)	66,178	208,461
		591,985
Financials - 0.0%
Banks - 0.0%
VersaBank (United States)	25,720	282,148
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	193,749	402,999
Consumer Finance - 0.0%
Mogo Inc (United States) (b)(c)	5,176	9,420
TOTAL FINANCIALS		694,567

Health Care - 0.0%
Biotechnology - 0.0%
Alpha Cognition Inc (b)(c)	11,992	99,534
Aurinia Pharmaceuticals Inc (c)	95,300	1,142,647
BriaPro Therapeutics Corp (c)(d)	7,229	0
Bright Minds Biosciences Inc (United States) (b)(c)	3,856	149,941
Engene Holdings Inc (c)	29,018	134,063
Essa Pharma Inc	23,840	5,722
Fennec Pharmaceuticals Inc (United States) (b)(c)	19,587	173,737
Medicus Pharma Ltd (c)	3,745	7,265
Oncolytics Biotech Inc (b)(c)	66,939	69,617
Portage Biotech Inc (b)(c)	107	783
ProMIS Neurosciences Inc (c)	8,622	4,655
Theratechnologies Inc (United States) (c)	23,971	77,666
TuHURA Biosciences Inc (b)(c)	21,397	57,772
TuHURA Biosciences Inc rights (b)(c)(d)	30,458	0
Xenon Pharmaceuticals Inc (b)(c)	44,884	1,737,460
		3,660,862
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (b)(c)	14,049	62,658
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	158,807	663,813
Immunoprecise Antibodies Ltd (b)(c)	16,134	38,238
		702,051
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	32,619	176,795
Cardiol Therapeutics Inc (United States) (b)(c)	52,435	56,630
Cronos Group Inc (United States) (b)(c)	169,105	439,673
Grace Therapeutics Inc (b)(c)	5,571	16,880
Lexaria Bioscience Corp (b)(c)	11,622	10,264
Milestone Pharmaceuticals Inc (b)(c)	17,958	33,043
SNDL Inc (c)	164,900	441,932
Tilray Brands Inc Class 2 (b)(c)	502,057	692,839
		1,868,056
TOTAL HEALTH CARE		6,293,627

Industrials - 0.2%
Aerospace & Defense - 0.0%
Draganfly Inc (United States) (b)(c)	1,835	8,936
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (b)(c)	205,283	414,672
Electrovaya Inc (United States) (b)(c)	14,709	89,283
		503,955
Machinery - 0.0%
GreenPower Motor Co Inc (United States) (c)	7,878	2,647
Westport Fuel Systems Inc (United States) (b)(c)	7,639	21,313
		23,960
Professional Services - 0.2%
Thomson Reuters Corp (United States) (b)	266,472	47,328,092
TOTAL INDUSTRIALS		47,864,943

Information Technology - 0.7%
Communications Equipment - 0.0%
Siyata Mobile Inc (c)	6,013	18,400
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (c)	15,517	69,827
IT Services - 0.6%
Shopify Inc Class A (United States) (c)	721,366	101,914,588
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	38,856	380,012
POET Technologies Inc (United States) (b)(c)	42,662	228,668
		608,680
Software - 0.1%
Aduro Clean Technologies Inc (United States) (b)(c)	19,232	221,360
Bitfarms Ltd/Canada (United States) (b)(c)	281,515	377,230
Descartes Systems Group Inc/The (United States) (c)	50,956	5,093,052
Docebo Inc (United States) (b)(c)	19,412	605,266
Hive Digital Technologies Ltd (United States) (b)(c)	90,321	266,447
Hut 8 Corp (United States) (b)(c)	63,046	1,685,220
Open Text Corp (United States) (b)	156,917	5,189,245
ZenaTech Inc (b)(c)	17,419	85,876
		13,523,696
TOTAL INFORMATION TECHNOLOGY		116,135,191

Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	22,730	33,868
Methanex Corp (United States)	43,746	1,553,420
		1,587,288
Metals & Mining - 0.0%
Algoma Steel Group Inc (United States)	63,813	310,769
Almonty Industries Inc (United States) (b)(c)	41,747	185,774
Electra Battery Materials Corp (United States) (c)	4,032	3,670
Foremost Clean Energy Ltd (United States) (b)(c)	4,132	12,974
Largo Inc (United States) (b)(c)	32,137	49,330
NexMetals Mining Corp (United States) (b)(c)	3,586	19,580
Ssr Mining Inc (United States) (c)	127,741	2,466,680
Tmc The Metals CO Inc Class A (b)(c)	214,722	1,150,910
US Goldmining Inc (c)	7,020	64,935
Vox Royalty Corp (United States)	48,270	177,634
		4,442,256
TOTAL MATERIALS		6,029,544

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	29,314	4,847,070
FirstService Corp Subordinate Voting Shares (United States)	26,976	5,427,571
Real Brokerage Inc/The (b)(c)	111,147	597,971
		10,872,612
TOTAL CANADA		189,428,980
CHINA - 0.7%
Communication Services - 0.2%
Entertainment - 0.0%
DouYu International Holdings Ltd ADR	10,412	80,381
Gamehaus Holdings Inc Class A (b)	3,313	6,295
iQIYI Inc Class A ADR (b)(c)	348,876	924,521
Netease Inc ADR	59,896	8,157,236
Scienjoy Holding Corp Class A (b)(c)	16,735	10,710
Sohu.com Ltd ADR (c)	22,115	355,499
		9,534,642
Interactive Media & Services - 0.2%
9F Inc ADR (c)	2,127	5,105
Baidu Inc Class A ADR (b)(c)	82,735	7,884,646
Bilibili Inc ADR (b)(c)	72,394	1,683,884
Hello Group Inc Class A ADR	102,307	849,148
JOYY Inc Class A ADR	34,565	1,868,584
Oriental Culture Holding Ltd (b)(c)	9,220	37,387
So-Young International Inc ADR (b)	55,857	214,491
Weibo Corp Class A ADR (b)	52,356	600,000
		13,143,245
Media - 0.0%
Able View Global Inc Class B (c)	10,224	8,894
Amber International Holding Ltd Class A ADR (b)(c)	6,483	23,339
GD Culture Group Ltd (b)(c)	6,293	25,424
LZ Technology Holdings Ltd Class B (b)(c)	76,919	280,754
WiMi Hologram Cloud Inc Class B (c)	4,090	16,483
		354,894
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (c)	11,071	36,645
TOTAL COMMUNICATION SERVICES		23,069,426

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
China Automotive Systems Inc (c)	21,380	88,086
ECARX Holdings Inc Class A (b)(c)	208,497	337,765
Hesai Group ADR (c)	8,122	209,304
Kandi Technologies Group Inc (c)	49,661	72,505
Mingteng International Corp Inc (b)(c)	4,757	57,132
WeRide Inc ADR (b)(c)	1,953	18,279
		783,071
Automobiles - 0.0%
Ezgo Technologies Ltd (b)(c)	11,235	2,195
Li Auto Inc ADR (b)(c)	123,493	2,883,562
Lotus Technology inc ADR (b)(c)	10,052	21,310
Niu Technologies ADR (c)	44,796	195,759
		3,102,826
Broadline Retail - 0.4%
Baozun Inc Class A ADR (c)	32,067	108,707
JD.com Inc ADR (b)	284,152	8,828,603
PDD Holdings Inc Class A ADR (c)	395,658	47,566,005
Yunji Inc ADR (c)	430	731
		56,504,046
Distributors - 0.0%
Epsium Enterprise Ltd (b)(c)	7,999	198,855
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	3,611	7,078
ATA Creativity Global ADR (c)	4,528	9,826
Lixiang Education Holding Co Ltd ADR (b)(c)	6,384	12,896
Netclass Technology Inc (b)	3,325	5,819
Quantasing Group Ltd ADR (b)	14,144	114,708
Ruanyun Edai Technology Inc (b)(c)	20,088	27,922
Skillful Craftsman Education Technology Ltd (c)	6,452	7,420
TCTM Kids IT Education Inc Class A ADR (b)(c)	8,570	16,026
Wah Fu Education Group Ltd (c)	9,305	13,585
YSX Tech Co Ltd (b)(c)	16,342	38,404
Zhongchao Inc Class A (c)	592	591
		254,275
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	58,034	2,258,683
Chagee Holdings Ltd ADR (b)	8,882	169,735
H World Group Ltd ADR (b)	94,386	3,478,124
TH International Ltd (c)	18,716	46,790
Trip.com Group Ltd ADR	203,034	14,973,758
Tuniu Corp Class A ADR	24,726	21,447
		20,948,537
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR	21,467	75,134
Specialty Retail - 0.0%
Autozi Internet Technology Global Ltd Class A (c)	38,760	8,671
Jiuzi Holdings Inc (b)(c)	1,720	1,440
NaaS Technology Inc ADR (b)(c)	203	631
Park Ha Biological Technology Co Ltd (b)(c)	16,854	8,432
Smart Share Global Ltd ADR (b)(c)	22,395	29,561
U Power Ltd Class A (b)(c)	1,292	2,545
Uxin Ltd Class A ADR (c)	10,149	35,421
		86,701
TOTAL CONSUMER DISCRETIONARY		81,953,445

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (c)	2,444	15,397
Chanson International Holding Class A (c)	72	123
		15,520
Food Products - 0.0%
Origin Agritech Ltd (c)	8,286	9,943
Pingtan Marine Enterprise Ltd (b)(c)(d)	62,069	0
		9,943
TOTAL CONSUMER STAPLES		25,463

Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd (b)	8,390	45,390
Recon Technology Ltd Class A (c)	840	1,772
		47,162
Financials - 0.0%
Capital Markets - 0.0%
Maase Inc Class A (c)	4,240	14,670
Up Fintech Holding Ltd ADR (c)	80,506	1,006,325
		1,020,995
Consumer Finance - 0.0%
Jiayin Group Inc ADR	9,010	113,346
LexinFintech Holdings Ltd Class A ADR	85,334	539,311
Metalpha Technology Holding Ltd (b)(c)	31,314	92,063
Pintec Technology Holdings Ltd ADR (c)	4,579	4,350
Qfin Holdings Inc Class A ADR	77,094	2,244,977
Senmiao Technology Ltd (c)	167	394
		2,994,441
Financial Services - 0.0%
CH Auto Inc (b)(c)(d)	2,322	16,829
Eureka Acquisition Corp Class A	951	10,175
Future Vision II Acquisition Corp (d)	1,077	11,212
		38,216
Insurance - 0.0%
AIFU Inc Class A (c)	1,408	6,984
Huize Holding Ltd ADR (c)	1,764	4,357
Yuanbao Inc ADR (b)	622	14,561
		25,902
TOTAL FINANCIALS		4,079,554

Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (c)	10,309	22,061
Ascentage Pharma Group International ADR (b)	361	15,299
BeOne Medicines Ltd ADR (c)	24,382	7,462,112
Burning Rock Biotech Ltd ADR (b)(c)	1,792	14,981
Connect Biopharma Holdings Ltd ADR (c)	23,320	48,039
I-Mab ADR (b)(c)	54,562	226,978
LakeShore Biopharma Co Ltd (b)(c)	1,361	1,130
Sinovac Biotech Ltd (d)	27,717	0
Zai Lab Ltd ADR (b)(c)	33,860	1,120,766
		8,911,366
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)	25,442	62,333
Jin Medical International Ltd (b)(c)	106,540	75,729
Meihua International Medical Technologies Co Ltd (c)	14,394	5,989
		144,051
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	25,454
Health Care Technology - 0.0%
Pheton Holdings Ltd Class A (b)(c)	6,251	4,563
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	25,569	192,023
HUTCHMED China Ltd ADR (b)(c)	21,833	327,714
Zhengye Biotechnology Holding Ltd (b)(c)	29,068	272,076
		791,813
TOTAL HEALTH CARE		9,877,247

Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (b)(c)	27,886	441,435
Air Freight & Logistics - 0.0%
Shengfeng Development Ltd Class A (c)	23,490	27,014
Commercial Services & Supplies - 0.0%
Planet Image International Ltd Class A (c)	12,104	15,009
Construction & Engineering - 0.0%
Huhutech International Group Inc (b)(c)	4,691	28,943
Electrical Equipment - 0.0%
eLong Power Holding Ltd Class A (b)	23,422	7,371
Erayak Power Solution Group Inc Class A (b)(c)	24,468	1,138
		8,509
Ground Transportation - 0.0%
MingZhu Logistics Holdings Ltd (b)(c)	29,831	30,129
Webus International Ltd (b)(c)	7,025	15,455
		45,584
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	13,703	19,047
ZJK Industrial Co Ltd (b)(c)	42,267	166,955
		186,002
Professional Services - 0.0%
Kanzhun Ltd ADR (c)	204,163	4,822,330
Lucas GC Ltd (c)	52,578	26,289
Sunrise New Energy Co Ltd (c)(e)	8,860	7,974
		4,856,593
TOTAL INDUSTRIALS		5,609,089

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Iczoom Group Inc Class A (c)	6,798	16,791
Lianhe Sowell International Group Ltd (b)(c)	34,942	79,668
Ostin Technology Group Co Ltd Class A (b)(c)	2,608	4,198
		100,657
IT Services - 0.0%
CLPS Inc	5,050	5,302
GDS Holdings Ltd Class A ADR (b)(c)	58,531	2,022,831
Hitek Global Inc Class A (c)	14,392	21,588
Kingsoft Cloud Holdings Ltd ADR (b)(c)	16,954	250,411
Vnet Group Inc Class A ADR (c)	84,404	730,939
		3,031,071
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	134,909	611,138
Nano Labs Ltd Class A (b)(c)	8,323	42,697
		653,835
Software - 0.0%
Abits Group Inc (b)(c)	1,041	3,644
Agora Inc ADR (c)	44,594	153,849
Aurora Mobile Ltd Class A ADR (c)	2,278	24,489
Bit Origin Ltd Class A (b)(c)	20,335	7,959
Datasea Inc (c)	3,072	6,328
Infobird Co Ltd (c)	708	707
Mercurity Fintech Holding Inc (b)(c)	35,852	250,605
MMTEC Inc (b)(c)	9,228	8,324
Next Technology Holding Inc (b)(c)	203,839	89,954
NiSun International Enterprise Development Group Co Ltd Class A (c)	420	1,617
Nukkleus Inc (b)(c)	2,519	12,268
Pony AI Inc ADR (b)	11,318	162,640
The9 Ltd ADR (b)(c)	1,774	16,241
Xiao I Corp ADR (c)	2,871	4,565
Xunlei Ltd ADR (b)(c)	27,005	195,246
		938,436
Technology Hardware, Storage & Peripherals - 0.0%
Canaan Inc Class A ADR (b)(c)	212,155	158,056
Ebang International Holdings Inc Class A (c)	1,980	8,296
		166,352
TOTAL INFORMATION TECHNOLOGY		4,890,351

Materials - 0.0%
Chemicals - 0.0%
Gulf Resources Inc (c)	5,193	3,739
Metals & Mining - 0.0%
Hongli Group Inc (c)	7,458	5,147
Huadi International Group Co Ltd (c)	1,902	2,397
		7,544
TOTAL MATERIALS		11,283

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scage Future ADR (b)	1,957	6,850
TOTAL CHINA		129,569,870
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	16,273	671,587
CYPRUS - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GDEV Inc	4,473	66,200
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (c)	4,135	8,849
Robin Energy Ltd (b)	1,486	2,927
Toro Corp (c)	11,890	32,698
		44,474
TOTAL CYPRUS		110,674
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	35,863	6,967,105
Evaxion A/S ADR (c)	621	1,708
Genmab A/S ADR (c)	27,127	674,648
IO Biotech Inc (b)(c)	33,307	52,625

TOTAL DENMARK		7,696,086
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	33,597	834,214
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	16,818	1,362,763
Clementia Pharmaceuticals Inc rights (c)(d)	21,066	0
DBV Technologies SA ADR (c)	3,877	37,762
Genfit SA ADR (c)	3,215	12,860
Inventiva SA ADR (b)(c)	4,695	29,062
Nanobiotix SA ADR (b)(c)	10,184	94,202
Valneva SE ADR (c)	2,880	25,488
		1,562,137
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	22,764	51,446
Pharmaceuticals - 0.0%
Ipsen SA (c)(d)	103,469	0
TOTAL HEALTH CARE		1,613,583

TOTAL FRANCE		2,447,797
GERMANY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (c)	10,967	36,849
Health Care - 0.0%
Biotechnology - 0.0%
Anbio Biotechnology Ltd Class A (b)	25,763	1,160,366
BioNTech SE ADR (c)	59,403	5,940,300
CureVac NV (b)(c)	136,876	735,024
Immatics NV (b)(c)	68,732	349,846
InflaRx NV (c)	43,672	69,875
Mainz Biomed NV (c)	225	378
		8,255,789
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	2,506	8,771
Pharmaceuticals - 0.0%
ATAI Life Sciences NV (b)(c)	144,369	661,210
TOTAL HEALTH CARE		8,925,770

Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc (b)	38,307	127,562
TOTAL GERMANY		9,090,181
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	14,324	124,476
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (b)(c)	3,505	11,462
NIP Group Inc ADR (c)	4,526	8,961
		20,423
Interactive Media & Services - 0.0%
GIBO Holdings Ltd Class A (b)	456	1,432
Media - 0.0%
TNL Mediagene (b)	2,496	1,048
TOTAL COMMUNICATION SERVICES		22,903

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Youlife Group Inc ADR (b)	1,708	2,681
Leisure Products - 0.0%
FST Corp (b)	41,123	69,087
TOTAL CONSUMER DISCRETIONARY		71,768

Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (c)	1,443	867
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (b)	37,295	504,974
Webull Corp Class A (b)	235,293	3,197,633
		3,702,607
Financial Services - 0.0%
Fifth Era Acquisition Corp I Class A	3,700	37,481
GigCapital7 Corp Class A	3,486	36,150
		73,631
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	32,459	28,898
Oxbridge Re Holdings Ltd (c)	5,511	11,573
		40,471
TOTAL FINANCIALS		3,816,709

Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)(c)	13,328	119,152
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (c)	6,297	47,952
TOTAL HEALTH CARE		167,104

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
ESGL Holdings Ltd (b)(c)	33,157	83,225
Electrical Equipment - 0.0%
Skycorp Solar Group Ltd (b)	2,895	2,720
Marine Transportation - 0.0%
High-Trend International Group Class A (c)	1,012	9,300
Trading Companies & Distributors - 0.0%
Ten-League International Holdings Ltd (c)	12,859	6,962
TOTAL INDUSTRIALS		102,207

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semilux International Ltd (b)(c)	16,572	17,235
Materials - 0.0%
Metals & Mining - 0.0%
Blue Gold Ltd Class A (b)	17,992	194,494
Namib Minerals (b)	33,891	95,572
		290,066
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,488,859
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	31,075	237,102
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp (b)	19,867	419,194
Euro-Holdings Ltd (b)	2,014	14,481
EuroDry Ltd (b)(c)	3,945	42,409
Euroseas Ltd	5,058	314,962
Performance Shipping Inc (c)	4,386	8,333
Pyxis Tankers Inc (c)	10,640	29,792
Star Bulk Carriers Corp (b)	70,522	1,315,235
United Maritime Corp (b)	608	1,012
		2,145,418
TOTAL GREECE		2,382,520
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	104,022	5,025,303
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Ctrl Group Ltd (b)(c)	10,619	15,398
Everbright Digital Holding Ltd (b)	21,961	9,829
		25,227
Wireless Telecommunication Services - 0.0%
FingerMotion Inc (b)(c)	30,327	45,794
TOTAL COMMUNICATION SERVICES		71,021

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	296,883	406,730
Distributors - 0.0%
707 Cayman Holdings Ltd (b)	13,807	30,928
AsiaStrategy (b)	15,111	73,288
GigaCloud Technology Inc Class A (b)(c)	20,917	553,673
Majestic Ideal Holdings Ltd (b)(c)	5,758	6,622
Raytech Holding Ltd (b)(c)	6,237	5,295
		669,806
Diversified Consumer Services - 0.0%
SunCar Technology Group Inc Class A (b)(c)	34,865	90,649
Super X AI Technology Ltd (b)(c)	14,999	770,949
		861,598
Hotels, Restaurants & Leisure - 0.0%
Masterbeef Group (b)	10,878	110,085
Melco Resorts & Entertainment Ltd ADR (c)	118,618	1,179,063
		1,289,148
Household Durables - 0.0%
Fenbo Holdings Ltd (c)	3,296	2,405
Leisure Products - 0.0%
K-Tech Solutions Co Ltd Class A	4,082	5,225
Specialty Retail - 0.0%
Pitanium Ltd Class A (b)	9,064	16,134
TOTAL CONSUMER DISCRETIONARY		3,251,046

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	4,971	21,922
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	59,167	10,981,395
Garden Stage Ltd (b)(c)	4,543	454
Grande Group Ltd Class A (b)	7,245	28,256
Magic Empire Global Ltd Class A (c)	1,372	1,921
Plutus Financial Group Ltd (b)(c)	3,368	9,936
Solowin Holdings Class A (b)(c)	47,737	191,425
TOP Financial Group Ltd Class A (c)	11,095	12,870
Waton Financial Ltd (b)	20,278	96,929
		11,323,186
Financial Services - 0.0%
Triller Group Inc (b)(c)	89,653	43,795
YHN Acquisition I Ltd	2,266	23,793
		67,588
TOTAL FINANCIALS		11,390,774

Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	293,190	4,119,320
Industrials - 0.0%
Building Products - 0.0%
Intelligent Living Application Group Inc (c)	8,624	4,511
Commercial Services & Supplies - 0.0%
Guardforce AI Co Ltd (c)	3,551	3,942
Mint Incorporation Ltd Class A (b)	13,794	93,799
Rich Sparkle Holdings Ltd (b)	6,675	271,806
Roma Green Finance Ltd (c)	2,985	6,627
SU Group Holdings Ltd (b)(c)	400	2,508
		378,682
Construction & Engineering - 0.0%
Masonglory Ltd (b)	2,734	36,554
Ming Shing Group Holdings Ltd (b)(c)	4,071	8,508
OneConstruction Group Ltd (b)	5,121	61,196
Phoenix Asia Holdings Ltd (b)	12,645	96,987
Skyline Builders Group Holding Ltd Class A (b)	16,855	17,698
		220,943
Professional Services - 0.0%
OFA Group (b)	5,208	7,500
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd (c)	4,600	5,980
TOTAL INDUSTRIALS		617,616

Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (c)	12,236	32,180
Electronic Equipment, Instruments & Components - 0.0%
CCSC Technology International Holdings Ltd Class A (c)	6,233	6,919
Creative Global Technology Holdings Ltd Class A (c)	8,696	4,966
TROOPS Inc (b)(c)	59,280	60,466
		72,351
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	9,023	288,736
Global Engine Group Holding Class A (b)(c)	3,799	2,579
		291,315
Software - 0.0%
Diginex Ltd (b)	13,652	825,946
TOTAL INFORMATION TECHNOLOGY		1,221,792

Materials - 0.0%
Metals & Mining - 0.0%
China Natural Resources Inc (b)(c)	183	661
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Reitar Logtech Holdings Ltd Class A (b)(c)	29,330	135,211
TOTAL HONG KONG		20,829,363
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (b)(c)	5,397	50,894
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	53,024	5,236,120
Yatra Online Inc (c)	25,535	36,515
		5,272,635
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (b)(c)	156,733	1,192,738
TOTAL INDIA		6,516,267
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)	217,081	2,149,102
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	429	1,849
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (b)(c)	17,322	260,523
Prothena Corp PLC (c)	18,545	152,069
		412,592
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (c)	16,642	24,297
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	542	5,013
GH Research PLC (b)(c)	35,645	481,208
		486,221
TOTAL HEALTH CARE		923,110

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	15,653	987,939
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	35,718	463,620
TOTAL INDUSTRIALS		1,451,559

TOTAL IRELAND		2,376,518
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	213,364	712,636
Media - 0.0%
Nexxen International Ltd (c)	44,052	441,842
Perion Network Ltd (c)	40,676	375,439
		817,281
TOTAL COMMUNICATION SERVICES		1,529,917

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	56,803	795,810
REE Automotive Ltd Class A (c)	7,288	5,155
		800,965
Broadline Retail - 0.0%
Global-e Online Ltd (b)(c)	99,930	3,343,658
TOTAL CONSUMER DISCRETIONARY		4,144,623

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
G Willi-Food International Ltd	7,040	142,701
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	26,786	1,612,785
TOTAL CONSUMER STAPLES		1,755,486

Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)	26,551	1,178,864
Health Care - 0.0%
Biotechnology - 0.0%
Collplant Biotechnologies Ltd (c)	5,925	15,524
Compugen Ltd (b)(c)	50,395	71,057
Enlivex Therapeutics Ltd (b)(c)	5,686	5,970
Entera Bio Ltd (c)	21,136	40,792
Evogene Ltd (United States) (b)(c)	4,198	5,248
Kamada Ltd (United States)	29,409	203,510
NeuroSense Therapeutics Ltd (b)(c)	15,870	16,822
Quoin Pharmaceuticals Ltd rights (c)(d)	3,438,400	33
XTL Biopharmaceuticals Ltd ADR (b)(c)	8,903	10,506
		369,462
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (b)(c)	37,893	129,594
Brainsway Ltd ADR (c)	5,012	77,987
Icecure Medical Ltd (b)(c)	40,453	45,307
Inspira Technologies Oxy BHN Ltd (b)(c)	2,924	3,363
InspireMD Inc (c)	18,244	44,515
Lifeward Ltd (b)(c)	2,609	1,656
		302,422
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	24,767	95,848
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (b)(c)	22,539	36,288
MediWound Ltd (b)(c)	6,967	116,349
Oramed Pharmaceuticals Inc (b)(c)	24,282	53,420
Sol-Gel Technologies Ltd (b)(c)	1,340	30,766
		236,823
TOTAL HEALTH CARE		1,004,555

Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (b)(c)	21,354	189,410
Elbit Systems Ltd (United States)	27,326	13,122,219
		13,311,629
Air Freight & Logistics - 0.0%
Freightos Ltd (c)	26,054	85,457
Electrical Equipment - 0.0%
Zooz Power Ltd (United States) (c)	2,699	4,939
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	23,172	346,190
Nano Dimension Ltd ADR (c)	173,788	239,827
		586,017
TOTAL INDUSTRIALS		13,988,042

Information Technology - 0.2%
Communications Equipment - 0.0%
AudioCodes Ltd	17,874	172,305
Ceragon Networks Ltd (c)	46,357	94,105
Gilat Satellite Networks Ltd (United States) (b)(c)	31,190	293,498
Ituran Location and Control Ltd (b)	11,457	386,330
Silicom Ltd (c)	4,848	80,428
		1,026,666
Electronic Equipment, Instruments & Components - 0.0%
Arbe Robotics Ltd (b)(c)	94,209	122,472
Eltek Ltd	4,564	46,781
Gauzy Ltd (b)(c)	7,593	41,002
Innoviz Technologies Ltd (b)(c)	144,534	241,372
Nayax Ltd (United States) (b)(c)	20,928	1,043,470
ParaZero Technologies Ltd (b)(c)	5,181	7,305
Rail Vision Ltd (b)(c)	12,704	5,083
SuperCom Ltd (b)(c)	1,032	9,200
		1,516,685
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	25,435
Hub Cyber Security Ltd (b)(c)	8,140	17,989
Wix.com Ltd (b)(c)	32,710	4,614,728
		4,658,152
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	27,295	2,257,568
Nova Ltd (b)(c)	17,475	4,601,867
Tower Semiconductor Ltd (United States) (c)	66,636	3,919,530
		10,778,965
Software - 0.1%
Alarum Technologies Ltd ADR (b)(c)	2,975	44,952
Allot Ltd (c)	25,818	202,929
Beamr Imaging Ltd (b)(c)	7,991	22,455
Cellebrite DI Ltd (b)(c)	143,549	2,354,204
Check Point Software Technologies Ltd (c)	65,245	12,601,420
Cognyte Software Ltd (c)	51,122	456,519
Magic Software Enterprises Ltd (b)	33,027	670,448
My Size Inc (c)	1,815	2,105
Nice Ltd ADR (b)(c)	28,005	3,958,508
RADCOM Ltd (c)	13,724	181,569
Radware Ltd (c)	27,306	689,203
Sapiens International Corp NV	33,191	1,423,894
		22,608,206
TOTAL INFORMATION TECHNOLOGY		40,588,674

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)(c)	73,242	2,048,579
TOTAL ISRAEL		66,238,740
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	132,129	8,386,228
JAPAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Ribbon Acquisition Corp Class A	1,002	10,250
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	111,402	3,436,752
Toyo Co Ltd (b)(c)	53,329	296,509
		3,733,261
Software - 0.0%
Heartcore Enterprise Inc (c)	12,158	13,617
TOTAL INFORMATION TECHNOLOGY		3,746,878

TOTAL JAPAN		3,757,128
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	27,991	675,703
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	36,419	6,224,735
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	117,209	11,012,958
TOTAL KAZAKHSTAN		17,237,693
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (c)	4,819	46,503
Gravity Co Ltd ADR (c)	2,419	156,147
		202,650
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (c)	1,314	2,864
Webtoon Entertainment Inc (b)(c)	76,253	1,103,381
		1,106,245
TOTAL COMMUNICATION SERVICES		1,308,895

Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	3,758	11,838
TOTAL KOREA (SOUTH)		1,320,733
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (c)	1,365	1,774
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	164,196	1,325,062
TOTAL LUXEMBOURG		1,326,836
MALAYSIA - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(d)	7,648	0
Empro Group Inc (b)	3,236	33,978
		33,978
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd (b)(c)	13,001	8,451
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Agape ATP Corp (b)(c)	1,719	2,252
Industrials - 0.0%
Machinery - 0.0%
WF Holding Ltd/MY	8,772	7,808
Trading Companies & Distributors - 0.0%
BioNexus Gene Lab Corp (c)	2,368	13,450
TOTAL INDUSTRIALS		21,258

Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (c)	652	2,784
TOTAL MALAYSIA		68,723
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	21,791	190,235
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Heidmar Maritime Holdings Corp (b)	36,626	51,643
Imperial Petroleum Inc (b)(c)	13,415	46,013

TOTAL MARSHALL ISLANDS REPUBLIC OF		97,656
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,515	257,059
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)(c)	9,167	49,318
TOTAL MEXICO		306,377
MOROCCO - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Addentax Group Corp (b)(c)	1,279	716
NETHERLANDS - 0.6%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)	39,569	200,219
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)(c)	18,604	13,249,769
LAVA Therapeutics NV (c)	14,170	22,246
Merus NV (b)(c)	41,958	2,762,515
Newamsterdam Pharma Co NV (b)(c)	68,000	1,635,400
Pharming Group NV ADR (c)	2,093	31,290
ProQR Therapeutics NV (b)(c)	48,822	109,850
uniQure NV (b)(c)	32,791	535,477
		18,346,547
Pharmaceuticals - 0.0%
Pharvaris NV (c)	34,266	741,859
TOTAL HEALTH CARE		19,088,406

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	51,841	38,498,163
NXP Semiconductors NV	149,334	35,071,090
		73,569,253
Software - 0.0%
Nebius Group NV Class A (b)(c)	119,505	8,164,582
TOTAL INFORMATION TECHNOLOGY		81,733,835

TOTAL NETHERLANDS		101,022,460
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	20,019	325,309
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	21,349	1,249,557
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	8,456	148,149
POLAND - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Atlas Lithium Corp (b)(c)	8,957	48,099
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	63,705	513,462
Liberty Latin America Ltd Class C (c)	68,823	567,102
		1,080,564
Financials - 0.0%
Banks - 0.0%
Popular Inc	42,394	5,326,382
TOTAL PUERTO RICO		6,406,946
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	32,600	0
SINGAPORE - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)	20,327	68,705
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (c)	6,906	12,707
Media - 0.0%
Fast Track Group	13,506	7,023
Smart Digital Group Ltd (b)	18,445	214,147
		221,170
TOTAL COMMUNICATION SERVICES		302,582

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Davis Commodities Ltd (c)	11,987	8,854
Energy - 0.0%
Energy Equipment & Services - 0.0%
OMS Energy Technologies Inc (b)	23,654	151,977
Oil, Gas & Consumable Fuels - 0.0%
Delixy Holdings Ltd (b)	6,712	35,574
PTL Ltd (b)(c)	5,341	894
		36,468
TOTAL ENERGY		188,445

Financials - 0.0%
Consumer Finance - 0.0%
Antalpha Platform Holding Co (b)	14,301	188,630
Financial Services - 0.0%
DigiAsia Corp Class A (b)(c)	14,176	3,506
RF Acquisition Corp II (c)	1,226	13,008
		16,514
TOTAL FINANCIALS		205,144

Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (b)(c)	4,854	9,902
Health Care Equipment & Supplies - 0.0%
Cuprina Holdings Cayman Ltd Class A (b)(c)	1,611	1,482
Health Care Providers & Services - 0.0%
Basel Medical Group Ltd (b)	6,973	14,225
Euda Health Holdings Ltd (b)(c)	20,664	42,568
		56,793
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	2,265	40,226
TOTAL HEALTH CARE		108,403

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Primech Holdings Ltd (b)(c)	16,381	28,667
YY Group Holding Ltd Class A (c)	14,895	38,131
		66,798
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	2,339,976	11,676,480
Trading Companies & Distributors - 0.0%
Simpple Ltd (c)	99	301
TOTAL INDUSTRIALS		11,743,579

Information Technology - 0.0%
IT Services - 0.0%
Trident Digital Tech Holdings Ltd ADR (b)(c)	8,734	6,375
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	33,335	1,250,063
TOTAL INFORMATION TECHNOLOGY		1,256,438

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hotel101 Global Holdings Corp (b)	23,065	62,045
Ohmyhome LTD Class A (c)	440	545
		62,590
TOTAL SINGAPORE		13,876,035
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (c)	35,463	167,031
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,171	1,009,449
TOTAL SOUTH AFRICA		1,176,480
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	15,902	131,351
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	72,463	722,456
TOTAL SPAIN		853,807
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	2,100	3,276
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	23,572	0
TOTAL HEALTH CARE		3,276

Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	185,146	1,457,100
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (c)	2,732	22,921
TOTAL SWEDEN		1,483,297
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)	131,122	1,703,275
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (c)	63,601	129,746
CRISPR Therapeutics AG (b)(c)	52,391	2,715,426
Molecular Partners AG ADR (c)	1,070	3,948
		2,849,120
Health Care Technology - 0.0%
Sophia Genetics SA (b)(c)	40,739	140,956
Pharmaceuticals - 0.0%
Oculis Holding AG (b)(c)	29,436	474,803
TOTAL HEALTH CARE		3,464,879

Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG (b)	41,923	515,234
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	62,449	167,988
WISeKey International Holding Ltd ADR (b)(c)	1,436	7,754
		175,742
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	88,783	9,192,592
TOTAL INFORMATION TECHNOLOGY		9,368,334

TOTAL SWITZERLAND		15,051,722
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,827
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	133,621	50,121
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	10,429	571,613
Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (c)	108,040	197,173
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR	3,698	58,059
Himax Technologies Inc ADR	62,831	511,444
SemiLEDs Corp/Taiwan (c)	9,480	17,633
Silicon Motion Technology Corp ADR	20,065	1,598,780
		2,185,916
Software - 0.0%
Gorilla Technology Group Inc (b)(c)	12,639	209,175
TOTAL INFORMATION TECHNOLOGY		2,395,091

TOTAL TAIWAN		3,215,825
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (c)	66,663	183,990
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (b)	14,293	174,232
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Robo.ai Inc Class B (b)(c)	159,654	258,639
TOTAL UNITED ARAB EMIRATES		432,871
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	199,951	2,391,414
Consumer Discretionary - 0.0%
Distributors - 0.0%
Redcloud Holdings PLC (b)	20,569	34,762
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	271,950	24,165,477
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	56,177	1,221,850
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	42,472	1,501,810
Financial Services - 0.0%
Tavia Acquisition Corp	3,737	38,472
TOTAL FINANCIALS		1,540,282

Health Care - 0.2%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (b)(c)	164,314	246,471
Barinthus Biotherapeutics PLC ADR (c)	11,568	12,956
Bicycle Therapeutics PLC ADR (c)	40,412	298,241
Compass Pathways Plc ADR (b)(c)	27,622	122,089
F-star Therapeutics Inc rights (c)(d)	1,855	0
F-star Therapeutics Inc rights (c)(d)	1,855	0
Immunocore Holdings PLC ADR (b)(c)	21,245	684,514
Mereo Biopharma Group PLC ADR (c)	92,534	158,233
Silence Therapeutics PLC ADR (b)(c)	29,538	142,078
Tiziana Life Sciences Ltd (b)(c)	78,204	141,549
Zura Bio Ltd Class A (b)(c)	37,939	77,396
		1,883,527
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	17,970	15,453
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	352,541	28,168,027
Astrazeneca PLC rights (c)(d)	216,670	1
Astrazeneca PLC rights (c)(d)	41,907	0
CinCor Pharma Inc rights (c)(d)	24,312	0
Indivior PLC (b)(c)	82,955	2,014,147
Opiant Pharmaceuticals Inc rights (c)(d)	3,728	0
Verona Pharma PLC ADR (c)	46,318	4,905,540
		35,087,715
TOTAL HEALTH CARE		36,986,695

Information Technology - 0.0%
Software - 0.0%
Argo Blockchain PLC ADR (c)	10,441	2,773
Arqit Quantum Inc (b)(c)	7,246	217,380
		220,153
TOTAL UNITED KINGDOM		66,560,633
UNITED STATES - 96.0%
Communication Services - 15.1%
Diversified Telecommunication Services - 0.1%
Anterix Inc (b)(c)	14,782	350,925
AST SpaceMobile Inc Class A (b)(c)	141,163	6,908,517
Atn International Inc	9,544	162,248
Bandwidth Inc Class A (c)	17,324	259,860
Cogent Communications Holdings Inc (b)	30,110	1,151,105
Frontier Communications Parent Inc (c)	144,516	5,358,653
GCI Liberty Inc/DEL Class A (c)(d)	58,891	0
GCI LLC Class A	2,200	82,126
GCI LLC Class C (b)	14,505	531,463
Globalstar Inc (b)(c)	76,287	2,283,270
iQSTEL Inc (c)	1,056	7,086
Iridium Communications Inc (b)	66,598	1,657,624
NextPlat Corp (c)	37,686	26,565
Shenandoah Telecommunications Co (b)	34,432	456,224
Uniti Group Inc (b)(c)	86,167	542,852
		19,778,518
Entertainment - 1.9%
Atlanta Braves Holdings Inc Class A (b)(c)	14,752	700,793
Atlanta Braves Holdings Inc Class C (c)	24,364	1,095,893
Cineverse Corp (c)	7,360	35,990
CuriosityStream Inc Class A (b)	32,422	148,493
Electronic Arts Inc	148,496	25,533,887
Gaia Inc Class A (b)(c)	13,031	74,016
Golden Matrix Group Inc (c)	93,624	115,158
K Wave Media Ltd (b)	42,594	73,688
Liberty Media Corp-Liberty Formula One Class A (c)	13,598	1,225,452
Liberty Media Corp-Liberty Formula One Class C (c)	133,188	13,305,481
Liberty Media Corp-Liberty Live Class A (c)	13,592	1,286,075
Liberty Media Corp-Liberty Live Class C (c)	39,785	3,874,263
LiveOne Inc (c)	60,447	33,246
Netflix Inc (c)	252,256	304,788,312
Playstudios Inc Class A (c)	34,684	33,526
Playtika Holding Corp	243,097	901,890
PodcastOne Inc (b)(c)	9,883	15,615
Reading International Inc Class A (b)(c)	21,533	33,161
Reservoir Media Inc (b)(c)	35,843	282,443
Roku Inc Class A (c)	76,621	7,398,524
Starz Entertainment Corp	12,826	163,788
Take-Two Interactive Software Inc (c)	107,889	25,167,267
TruGolf Holdings Inc Class A (c)	70	292
Vivid Seats Inc Class A (b)(c)	3,209	56,960
Warner Bros Discovery Inc (c)	1,459,484	16,988,394
Warner Music Group Corp Class A (b)	81,720	2,725,362
		406,057,969
Interactive Media & Services - 11.5%
Alphabet Inc Class A	3,449,723	734,480,524
Alphabet Inc Class C	3,235,548	690,886,564
Angi Inc Class A (b)(c)	26,939	477,359
Bumble Inc Class A (c)	70,545	435,263
BuzzFeed Inc Class A (c)	49,268	96,565
Cargurus Inc Class A (c)	52,991	1,833,489
EverQuote Inc Class A (c)	17,589	408,944
IAC Inc Class A (c)	48,743	1,784,969
Intelligent Protection Management Corp (b)(c)	3,101	5,985
IZEA Worldwide Inc (c)	6,680	25,250
Match Group Inc	147,472	5,506,604
Meta Platforms Inc Class A	1,286,642	950,442,445
QuinStreet Inc (c)	34,491	540,819
Rumble Inc Class A (b)(c)	133,658	974,367
Teads Holding Co (b)(c)	99,726	174,521
Travelzoo (c)	6,862	67,316
TripAdvisor Inc Class A	66,601	1,160,189
TrueCar Inc (c)	56,073	123,361
Trump Media & Technology Group Corp (b)(c)	130,113	2,280,881
Vimeo Inc Class A (c)	101,673	427,027
Ziff Davis Inc (b)(c)	25,899	989,601
ZoomInfo Technologies Inc (c)	185,219	2,018,887
		2,395,140,930
Media - 0.8%
Advantage Solutions Inc Class A (b)(c)	252,461	459,479
AMC Networks Inc Class A (b)(c)	27,983	197,560
Asset Entities Inc Class A (b)(c)	9,635	59,255
Beasley Broadcast Group Inc Class A (b)(c)	14,109	64,196
Cardlytics Inc (b)(c)	32,711	33,365
Charter Communications Inc Class A (c)	83,039	22,053,499
Comcast Corp Class A	2,205,989	74,937,447
comScore Inc (c)	2,640	17,318
DallasNews Corp Class A (c)	2,145	31,896
EchoStar Corp Class A (b)(c)	93,491	5,776,809
EW Scripps Co/The Class A (b)(c)	40,387	120,757
Fluent Inc (b)(c)	7,084	16,860
Fox Corp Class A	128,994	7,700,943
Fox Corp Class B	137,080	7,477,714
Harte Hanks Inc (c)	5,634	20,339
iHeartMedia Inc Class A (b)(c)	62,061	132,190
Integral Ad Science Holding Corp (c)	89,492	804,533
Lee Enterprises Inc (b)(c)	2,469	10,715
Lendway Inc (c)	1,817	9,994
Liberty Broadband Corp Class A (c)	11,000	667,370
Liberty Broadband Corp Class C (b)(c)	72,526	4,413,932
Loyalty Ventures Inc (c)(d)	32,234	0
Magnite Inc (b)(c)	82,286	2,135,322
Marchex Inc Class B (c)	31,616	61,967
Mediaco Holding Inc Class A (b)(c)	24,810	32,997
National CineMedia Inc (b)	50,834	223,161
News Corp Class A	220,091	6,472,876
News Corp Class B (b)	111,676	3,782,466
Nexstar Media Group Inc (b)	17,340	3,546,550
Paramount Skydance Corp Class B (b)	629,814	9,258,266
PubMatic Inc Class A (b)(c)	17,460	151,378
Saga Communications Inc Class A	2,555	30,660
Scholastic Corp (b)	19,047	488,746
Sinclair Inc Class A (b)	29,873	432,262
Sirius XM Holdings Inc (b)	199,861	4,724,714
Stagwell Inc Class A (b)(c)	176,660	996,362
Stran & Co Inc (c)	1,570	2,653
TechTarget Inc (b)	48,083	283,690
Thryv Holdings Inc (b)(c)	32,156	413,526
Trade Desk Inc (The) Class A (c)	264,995	14,484,628
Urban One Inc Class A (c)	4,568	7,126
Urban One Inc Class D (c)	21,932	17,304
ViewBix Inc (c)	3,287	9,532
		172,562,357
Wireless Telecommunication Services - 0.8%
Gogo Inc (b)(c)	76,292	837,686
NII Holdings Inc (c)(d)	5,182	0
Spok Holdings Inc	16,445	298,641
SurgePays Inc (b)(c)	15,080	40,716
T-Mobile US Inc (b)	672,599	169,488,222
		170,665,265
TOTAL COMMUNICATION SERVICES		3,164,205,039

Consumer Discretionary - 13.1%
Automobile Components - 0.1%
Dorman Products Inc (c)	18,960	3,067,538
Fox Factory Holding Corp (c)	24,765	716,451
Gentex Corp	134,811	3,776,056
Gentherm Inc (c)	16,543	608,286
Goodyear Tire & Rubber Co/The (c)	170,650	1,447,112
Luminar Technologies Inc Class A (b)(c)	39,461	67,084
Motorcar Parts of America Inc (c)	18,194	271,091
Patrick Industries Inc (b)	19,827	2,217,650
Solid Power Inc (b)(c)	141,634	613,275
Strattec Security Corp (c)	2,501	164,741
Sypris Solutions Inc (b)(c)	10,850	20,941
Visteon Corp	14,933	1,851,095
Worksport Ltd (b)(c)	675	2,098
XPEL Inc (c)(e)	17,416	647,179
		15,470,597
Automobiles - 3.1%
Cenntro Inc (c)	24,696	13,368
Faraday Future Intelligent Electric Inc Class A (b)(c)	84,737	188,964
FLY-E Group Inc (b)(c)	3,612	2,552
Lucid Group Inc (b)(c)	1,859,916	3,682,634
Rivian Automotive Inc Class A (b)(c)	668,042	9,065,330
Tesla Inc (c)	1,908,875	637,316,096
Workhorse Group Inc (b)(c)	6,558	8,656
		650,277,600
Broadline Retail - 7.0%
1stdibs.Com Inc (c)	24,945	68,349
Amazon.com Inc (c)	6,291,711	1,440,801,820
eBay Inc (b)	273,061	24,742,057
Etsy Inc (c)	62,078	3,290,755
Groupon Inc (b)(c)	25,077	654,510
Hour Loop Inc (c)	19,584	27,222
Ollie's Bargain Outlet Holdings Inc (c)	36,657	4,649,574
		1,474,234,287
Distributors - 0.1%
A-Mark Precious Metals Inc (b)	13,498	315,988
Alliance Entertainment Holding Corp Class A (c)	15,551	82,654
Educational Development Corp (b)(c)	7,081	8,284
LKQ Corp (b)	148,414	4,841,265
Pool Corp (b)	22,296	6,927,590
Weyco Group Inc	6,827	206,858
		12,382,639
Diversified Consumer Services - 0.1%
American Public Education Inc (b)(c)	13,305	401,545
Amesite Inc (c)	3,609	9,961
Classover Holdings Inc Class B	4,342	5,428
Duolingo Inc Class A (c)	23,118	6,885,927
EpicQuest Education Group Inte (c)	8,584	4,512
European Wax Center Inc Class A (c)	32,119	137,791
Frontdoor Inc (c)	44,968	2,731,806
Grand Canyon Education Inc (c)	17,064	3,439,590
Laureate Education Inc (b)(c)	92,956	2,554,431
Lincoln Educational Services Corp (c)	24,222	455,616
Matthews International Corp Class A (b)	18,314	449,975
Mister Car Wash Inc (b)(c)	194,031	1,107,917
Perdoceo Education Corp	40,971	1,341,391
Regis Corp (c)	1,245	27,539
Strategic Education Inc	14,312	1,164,281
Udemy Inc (c)	72,537	497,604
WW International Inc (b)	3,871	123,446
		21,338,760
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (c)	255,335	33,328,878
Allied Gaming & Entertainment Inc (b)(c)	25,578	29,926
BJ's Restaurants Inc (c)	13,879	465,779
Bloomin' Brands Inc	50,837	373,652
Booking Holdings Inc	19,299	108,056,066
Caesars Entertainment Inc (c)	119,566	3,200,782
Canterbury Park Holding Corp	422	6,984
Century Casinos Inc (c)	16,194	43,076
Cheesecake Factory Inc/The (b)	31,462	1,933,655
Churchill Downs Inc	42,890	4,448,980
Cracker Barrel Old Country Store Inc (b)	13,515	808,467
Dave & Buster's Entertainment Inc (b)(c)	22,215	570,259
Denny's Corp (b)(c)	38,243	174,771
Domino's Pizza Inc (b)	20,219	9,266,368
DoorDash Inc Class A (c)	236,115	57,907,204
DraftKings Inc Class A (b)(c)	293,380	14,076,372
El Pollo Loco Holdings Inc (b)(c)	18,543	197,112
Empire Resorts Inc (c)(d)	17,333	0
Expedia Group Inc Class A	71,809	15,424,573
FAT Brands Inc Class A	1,147	2,053
FAT Brands Inc Class B	10,930	29,948
First Watch Restaurant Group Inc (b)(c)	40,790	768,484
Full House Resorts Inc (c)	18,076	66,158
GEN Restaurant Group Inc Class A	2,798	8,954
Golden Entertainment Inc	16,250	404,138
Good Times Restaurants Inc (c)	9,092	15,093
Inspirato Inc Class A (b)(c)	3,298	9,993
Inspired Entertainment Inc (c)	15,927	148,121
Jack in the Box Inc (b)	8,099	156,311
Krispy Kreme Inc (b)	89,893	319,120
Kura Sushi USA Inc Class A (b)(c)	6,017	510,272
Light & Wonder Inc Class A (b)(c)	50,761	4,693,870
Lindblad Expeditions Holdings Inc (c)	30,856	449,880
Lottery.com Inc (c)	984	4,920
Marriott International Inc/MD Class A1	162,506	43,528,857
Monarch Casino & Resort Inc	10,740	1,120,504
Nathan's Famous Inc (b)	3,693	386,657
Noodles & Co Class A (c)	26,105	18,597
ONE Group Hospitality Inc/The (c)	17,098	47,703
Papa John's International Inc (b)	19,905	969,573
Penn Entertainment Inc (c)	91,091	1,842,771
Portillo's Inc Class A (b)(c)	39,800	281,784
Potbelly Corp (c)	17,483	226,230
Rave Restaurant Group Inc (c)	4,962	16,523
Rci Hospitality Holdings Inc	5,530	205,771
Red Robin Gourmet Burgers Inc (b)(c)	17,826	115,512
Red Rock Resorts Inc Class A (b)	35,252	2,181,041
Sabre Corp (b)(c)	212,703	380,738
Serve Robotics Inc (b)(c)	32,722	363,214
Sharplink Gaming Inc (c)	35,593	634,267
Sonder Holdings Inc (b)(c)	3,943	7,571
Sportradar Holding AG Class A (b)(c)	131,208	4,059,576
Starbucks Corp	673,415	59,388,469
Target Hospitality Corp (c)	61,339	556,345
Texas Roadhouse Inc (b)	39,195	6,763,097
Twin Hospitality Group Inc Class A (b)	38,564	136,517
Wendy's Co/The (b)	108,752	1,153,859
Wingstop Inc (b)	16,652	5,463,854
Wynn Resorts Ltd	61,504	7,795,632
		395,544,881
Household Durables - 0.0%
Aterian Inc (b)(c)	1,623	1,569
Bassett Furniture Industries Inc	4,416	74,277
Cavco Industries Inc (c)	4,761	2,525,664
Cricut Inc Class A (b)	34,439	196,302
Flexsteel Industries Inc	3,070	142,387
Gopro Inc Class A (c)	153,851	240,008
Helen of Troy Ltd (b)(c)	12,315	302,333
Hooker Furnishings Corp	6,220	62,138
iRobot Corp (b)(c)	27,775	94,157
Koss Corp (c)	2,071	12,840
Legacy Housing Corp (b)(c)	15,105	422,109
LGI Homes Inc (b)(c)	14,179	877,822
Lifetime Brands Inc	13,509	53,361
Live Ventures Inc (c)	1,687	33,403
Lovesac Co/The (b)(c)	8,461	161,859
Newell Brands Inc (b)	227,536	1,347,013
Nova Lifestyle Inc (c)	4,173	7,344
Purple Innovation Inc Class A (c)	31,058	36,027
Sonos Inc (c)	65,144	906,804
United Homes Group Inc Class A (c)	18,331	76,440
Universal Electronics Inc (c)	3,581	17,386
		7,591,243
Leisure Products - 0.1%
American Outdoor Brands Inc (c)	7,566	78,989
BRP Inc Subordinate Voting Shares (United States) (b)	20,758	1,307,339
Clarus Corp (b)	18,762	68,106
Escalade Inc	7,721	97,285
Funko Inc Class A (c)	29,651	102,592
Hasbro Inc	82,189	6,671,282
JAKKS Pacific Inc	6,837	121,493
Johnson Outdoors Inc Class A (b)	5,570	224,582
Latham Group Inc (b)(c)	75,217	603,993
Malibu Boats Inc Class A (c)	12,142	403,114
MasterCraft Boat Holdings Inc (b)(c)	12,398	272,012
Mattel Inc (c)	188,121	3,442,615
Outdoor Holding Co (b)(c)	120,410	172,186
Peloton Interactive Inc Class A (c)	214,439	1,629,736
Smith & Wesson Brands Inc (b)	28,645	234,030
Tron Inc (b)(c)	11,446	49,103
		15,478,457
Specialty Retail - 0.6%
1-800-Flowers.com Inc Class A (b)(c)	21,092	118,115
Academy Sports & Outdoors Inc (b)	43,071	2,306,452
America's Car-Mart Inc/TX (b)(c)	7,378	330,608
Arhaus Inc Class A (b)(c)	33,621	394,374
Arko Corp	75,196	375,980
Big 5 Sporting Goods Corp (c)	6,078	8,631
Brand House Collective Inc/The (b)(c)	1,947	2,921
Brilliant Earth Group Inc Class A	2,453	7,163
Carparts Com Inc (c)	15,945	13,080
Children's Place Inc/The (b)(c)	8,044	40,783
Citi Trends Inc (c)	5,953	212,105
Destination XL Group Inc (c)	32,101	41,410
Duluth Holdings Inc Class B (c)	16,389	37,203
EVgo Inc Class A (b)(c)	84,109	325,502
Five Below Inc (c)	32,104	4,658,290
GrowGeneration Corp (c)	41,541	70,620
Lands' End Inc (b)(c)	21,479	308,438
Leslie's Inc (c)	73,516	24,429
Lulu's Fashion Lounge Holdings Inc (b)(c)	1,166	4,582
Monro Inc (b)	11,305	187,437
National Vision Holdings Inc (b)(c)	45,430	1,042,164
Newegg Commerce Inc Class A (b)(c)	13,922	583,749
O'Reilly Automotive Inc (c)	506,517	52,515,683
ODP Corp/The (c)	21,703	439,703
OneWater Marine Inc Class A (b)(c)	14,001	235,637
Petco Health & Wellness Co Inc Class A (c)	151,407	604,114
RealReal Inc/The (b)(c)	74,243	566,474
Rent the Runway Inc Class A (b)(c)	529	2,910
RideNow Group Inc Class B (b)(c)	16,842	65,179
Ross Stores Inc	193,910	28,535,796
Shoe Carnival Inc (b)	16,863	352,437
Sleep Number Corp (b)(c)	13,605	143,261
Sportsman's Warehouse Holdings Inc (b)(c)	25,040	67,107
Stitch Fix Inc Class A (c)	53,794	284,570
ThredUp Inc Class A (c)	53,972	583,977
Tile Shop Holdings Inc (b)(c)	27,014	167,757
Tractor Supply Co (b)	322,648	19,926,740
Ulta Beauty Inc (c)	26,478	13,046,505
Upbound Group Inc (b)	33,626	854,437
Urban Outfitters Inc (b)(c)	55,036	3,691,815
Winmark Corp	2,034	943,451
Xcel Brands Inc (b)(c)	428	581
Zumiez Inc (b)(c)	11,553	198,596
		134,320,766
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (b)	31,372	1,748,048
Crocs Inc (b)(c)	34,213	2,983,374
Crown Crafts Inc	9,628	28,884
Fossil Group Inc (c)	11,616	35,545
G-III Apparel Group Ltd (c)	25,998	701,946
Lakeland Industries Inc (b)	4,914	74,644
Lululemon Athletica Inc (c)	67,940	13,737,468
Playboy Inc (c)	46,336	75,991
Rocky Brands Inc	4,879	148,468
Steven Madden Ltd	42,335	1,229,408
Superior Group of Cos Inc	10,737	141,084
Vera Bradley Inc (c)	17,686	36,610
		20,941,470
TOTAL CONSUMER DISCRETIONARY		2,747,580,700

Consumer Staples - 3.0%
Beverages - 1.0%
Celsius Holdings Inc (c)	152,888	9,613,597
Coca-Cola Consolidated Inc (b)	46,339	5,432,784
Keurig Dr Pepper Inc	803,072	23,361,364
MGP Ingredients Inc (b)	10,301	304,601
Monster Beverage Corp (c)	576,558	35,982,985
National Beverage Corp (b)(c)	57,316	2,410,138
PepsiCo Inc	811,874	120,685,070
Vita Coco Co Inc/The (c)	35,230	1,259,120
Willamette Valley Vineyards Inc (c)	1,065	4,942
		199,054,601
Consumer Staples Distribution & Retail - 1.4%
Andersons Inc/The	20,734	848,021
Casey's General Stores Inc	22,117	10,937,299
Chefs' Warehouse Inc/The (b)(c)	23,646	1,493,008
Costco Wholesale Corp	262,915	248,012,979
Dollar Tree Inc (c)	124,273	13,566,883
Grocery Outlet Holding Corp (b)(c)	59,395	1,075,643
HF Foods Group Inc (c)	50,620	166,034
Ingles Markets Inc Class A (b)	8,873	600,613
Maison Solutions Inc (b)(c)	3,985	3,698
Mangoceuticals Inc (c)	453	1,069
Maplebear Inc (b)(c)	154,267	6,690,560
PriceSmart Inc (b)	18,291	1,961,893
SpartanNash Co	22,113	592,628
Sprouts Farmers Market Inc (c)	58,374	8,203,882
Village Super Market Inc Class A	6,632	240,609
		294,394,819
Food Products - 0.5%
Alico Inc	5,507	186,357
Barfresh Food Group Inc (c)	7,835	23,740
Beyond Meat Inc (b)(c)	68,662	171,655
Bridgford Foods Corp (c)	3,580	26,814
Cal-Maine Foods Inc	29,084	3,363,274
Calavo Growers Inc	8,085	221,125
Farmer Bros Co (c)	11,763	23,526
Freshpet Inc (c)	28,453	1,588,246
Hain Celestial Group Inc (c)	59,085	106,353
J & J Snack Foods Corp	12,311	1,373,538
John B Sanfilippo & Son Inc	5,376	348,902
Kraft Heinz Co/The	690,720	19,319,439
Lifeway Foods Inc (c)	10,000	304,700
Limoneira Co (b)	11,598	182,784
Mama's Creations Inc (b)(c)	29,854	238,235
Marzetti Company/The	16,455	3,004,683
Mission Produce Inc (b)(c)	40,169	502,514
Mondelez International Inc	766,398	47,087,494
Oatly Group AB ADR (b)(c)	12,743	224,086
Pilgrim's Pride Corp (b)	142,460	6,332,347
Rocky Mountain Chocolate Factory Inc (c)	1,651	2,361
Sadot Group Inc (c)	6,318	5,772
Seneca Foods Corp Class A (c)	5,603	634,260
Simply Good Foods Co/The (c)	62,838	1,799,052
Smithfield Foods Inc	239,314	6,085,755
The Campbell's Company (b)	179,373	5,727,380
Vital Farms Inc (b)(c)	26,392	1,348,367
Westrock Coffee Co (b)(c)	54,062	292,475
		100,525,234
Household Products - 0.1%
Central Garden & Pet Co Class A (c)	39,166	1,293,653
Kimberly-Clark Corp	196,258	25,344,759
Reynolds Consumer Products Inc	134,040	3,111,068
WD-40 Co	8,308	1,794,860
		31,544,340
Personal Care Products - 0.0%
Beauty Health Co/The Class A (b)(c)	101,678	211,490
FitLife Brands Inc (b)(c)	4,946	92,095
Honest Co Inc/The (b)(c)	66,913	264,975
Interparfums Inc (b)	19,049	2,189,493
Lifevantage Corp (b)	9,383	122,917
Mannatech Inc (c)	1,393	12,537
Natural Alternatives International Inc (c)	4,379	16,071
Nature's Sunshine Products Inc (c)	13,105	220,819
Olaplex Holdings Inc (b)(c)	178,685	255,520
Safety Shot Inc (c)	24,845	10,584
Synergy CHC Corp (c)	4,586	11,098
United-Guardian Inc	3,073	25,782
Upexi Inc (b)(c)	23,214	167,837
Waldencast plc Class A (b)(c)	66,548	103,815
		3,705,033
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	36,913	117,383
TOTAL CONSUMER STAPLES		629,341,410

Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	585,625	26,587,375
DMC Global Inc (c)	18,561	124,359
Drilling Tools International Corp (c)	17,643	35,286
Energy Services of America Corp (b)	9,007	91,781
Geospace Technologies Corp (b)(c)	14,928	295,873
Gulf Island Fabrication Inc (c)	18,826	127,264
KLX Energy Services Holdings Inc (b)(c)	9,302	18,231
Mammoth Energy Services Inc (b)(c)	36,411	86,294
MIND Technology Inc (c)	3,447	34,884
National Energy Services Reunited Corp (b)(c)	67,741	634,056
NCS Multistage Holdings Inc (c)	1,152	43,897
Patterson-UTI Energy Inc (b)	219,553	1,275,603
ProFrac Holding Corp Class A (b)(c)	95,959	383,836
Smart Sand Inc (b)	22,511	43,671
Weatherford International PLC (b)	43,556	2,774,735
		32,557,145
Oil, Gas & Consumable Fuels - 0.3%
Aemetis Inc (b)(c)	59,577	151,326
Alliance Resource Partners LP	79,694	1,833,759
American Resources Corp (b)(c)	86,855	178,921
APA Corp	218,181	5,066,163
Berry Corp	49,662	165,871
Calumet Inc (b)(c)	50,441	822,188
Chord Energy Corp	33,816	3,716,040
Clean Energy Fuels Corp (c)	170,389	448,123
Clean Energy Technologies Inc (c)	14,924	3,622
Diamondback Energy Inc	173,579	25,821,612
Dorchester Minerals Mlp	32,393	815,170
Epsilon Energy Ltd	13,592	79,649
Expand Energy Corp	140,795	13,626,140
Gevo Inc (b)(c)	133,481	230,922
Green Plains Inc (c)	33,329	370,285
HighPeak Energy Inc Class A (b)	77,539	597,050
Lightbridge Corp (b)(c)	13,909	210,443
Marine Petroleum Trust	339	1,688
Martin Midstream Partners LP	26,486	90,847
New Era Energy & Digital Inc	2,590	1,290
New Fortress Energy Inc Class A (b)	157,225	386,774
NextDecade Corp (b)(c)	152,223	1,631,831
NextNRG Inc (b)(c)	17,088	31,100
OPAL Fuels Inc Class A (b)(c)	16,937	39,802
Plains All American Pipeline LP	417,525	7,515,450
Plains GP Holdings LP Class A	115,264	2,224,595
Prairie Operating Co (b)(c)	38,612	98,461
PrimeEnergy Resources Corp (b)(c)	1,072	162,161
Stabilis Solutions Inc (b)(c)	5,194	20,932
US Energy Corp (b)(c)	15,043	17,901
Verde Clean Fuels Inc Class A (b)(c)	3,630	10,527
Viper Energy Inc Class A	79,257	3,157,995
XCF Global Inc Class A (b)	85,670	124,222
		69,652,860
TOTAL ENERGY		102,210,005

Financials - 3.7%
Banks - 1.1%
1st Source Corp	18,560	1,195,635
ACNB Corp	4,897	221,932
Affinity Bancshares Inc	979	19,414
Amalgamated Financial Corp	18,977	548,246
Ames National Corp (b)	6,067	121,219
Arrow Financial Corp	10,670	317,219
Auburn National BanCorp Inc	551	14,161
BancFirst Corp	20,072	2,668,974
Bancorp Inc/The (b)(c)	29,659	2,261,202
Bank First Corp	6,099	792,382
Bank of Marin Bancorp	11,943	293,081
Bank OZK (b)	67,526	3,543,089
Bank7 Corp	5,729	284,216
BankFinancial Corp	14,688	181,837
Bankwell Financial Group Inc	4,303	181,931
Banner Corp	20,006	1,341,002
BayCom Corp	5,167	156,353
Bayfirst Financial Corp	952	8,587
BCB Bancorp Inc	9,394	83,607
Blue Foundry Bancorp (c)	14,580	135,448
Bogota Financial Corp (b)(c)	8,810	81,669
BOK Financial Corp	38,359	4,273,576
Bridgewater Bancshares Inc (c)	15,642	256,216
Broadway Financial Corp/DE (c)	2,096	16,726
Brookline Bancorp Inc	50,239	550,117
Burke & Herbert Financial Services Corp (b)	10,233	650,409
Business First Bancshares Inc	14,429	360,869
BV Financial Inc (b)(c)	5,414	90,847
C&F Financial Corp	2,776	199,816
California BanCorp (c)	19,111	321,829
Camden National Corp	8,223	336,238
Capital Bancorp Inc (b)	7,050	239,630
Capital City Bank Group Inc	16,416	720,006
Capitol Federal Financial Inc	49,871	323,164
Carter Bankshares Inc (c)	17,829	346,952
Carver Bancorp Inc (c)	6,318	11,436
Cathay General Bancorp (b)	43,650	2,178,572
CB Financial Services Inc	591	19,674
Central Plains Bancshares Inc (c)	931	14,728
Chemung Financial Corp	4,132	222,797
ChoiceOne Financial Services Inc	3,917	120,879
Citizens & Northern Corp	9,272	187,294
Citizens Community Bancorp Inc/WI	6,202	102,519
Citizens Financial Services Inc	2,599	155,836
City Holding Co	8,764	1,125,999
Civista Bancshares Inc	12,086	256,102
CNB Financial Corp/PA	16,314	429,221
Coastal Financial Corp/WA Class A (b)(c)	8,699	996,036
Columbia Banking System Inc (b)	123,758	3,313,002
Columbia Financial Inc (b)(c)	68,335	1,027,075
Commerce Bancshares Inc/MO	79,903	4,949,192
Community Trust Bancorp Inc	10,129	591,736
Community West Bancshares	11,107	236,801
Connectone Bancorp Inc	22,553	577,357
CVB Financial Corp (b)	74,075	1,491,130
Dime Community Bancshares Inc	22,866	703,358
Eagle Bancorp Inc	17,734	344,394
Eagle Bancorp Montana Inc	3,665	64,247
Eagle Financial Services Inc	2,523	94,436
East West Bancorp Inc (b)	82,410	8,664,587
Eastern Bankshares Inc	125,133	2,141,026
ECB Bancorp Inc/MD (b)(c)	2,723	46,345
Enterprise Financial Services Corp	22,498	1,377,778
Esquire Financial Holdings Inc (b)	4,745	465,485
Farmers & Merchants Bancorp Inc/Archbold OH	8,193	216,787
Farmers National Banc Corp (b)	21,912	332,624
FB Bancorp Inc	1,743	20,881
Fidelity D&D Bancorp Inc	3,343	145,922
Fifth Third Bancorp	391,323	17,910,855
Financial Institutions Inc	9,729	269,201
Finward Bancorp (b)	2,064	66,048
Finwise Bancorp (b)(c)	6,686	129,240
First Bancorp Inc/The	6,815	185,232
First Bancorp/Southern Pines NC (b)	23,507	1,283,247
First Bank/Hamilton NJ	14,592	245,437
First Busey Corp	60,232	1,487,730
First Business Financial Services Inc	4,759	248,991
First Capital Inc	2,233	91,776
First Citizens BancShares Inc/NC Class A (b)	7,341	14,563,883
First Community Bankshares Inc	10,713	406,880
First Community Corp/SC (b)	3,875	105,671
First Financial Bancorp	56,181	1,487,673
First Financial Bankshares Inc (b)	85,800	3,189,186
First Financial Corp	8,809	519,731
First Guaranty Bancshares Inc	8,053	67,806
First Hawaiian Inc (b)	75,141	1,949,909
First Interstate BancSystem Inc Class A	63,853	2,089,270
First Interstate Bank of Calif	7,845	197,027
First Merchants Corp	34,922	1,449,961
First Mid Bancshares Inc	13,591	549,620
First National Corp/VA (b)	3,174	74,145
First Northwest Bancorp	7,546	56,142
First Savings Financial Group Inc	2,781	76,255
First United Corp	3,120	116,594
First US Bancshares Inc (b)	3,641	44,529
First Western Financial Inc (b)(c)	4,408	102,971
Firstsun Capital Bancorp (c)	14,517	551,791
Five Star Bancorp	10,947	358,733
Flushing Financial Corp	19,516	268,540
Franklin Financial Services Corp (b)	2,442	114,041
FS Bancorp Inc	6,175	263,734
Fulton Financial Corp	110,060	2,163,780
FVCBankcorp Inc	9,654	130,957
GBank Financial Holdings Inc (b)(c)	8,752	347,673
German American Bancorp Inc (b)	23,301	973,516
Great Southern Bancorp Inc	7,818	494,801
Greene County Bancorp Inc	10,495	251,775
Hancock Whitney Corp (b)	52,162	3,282,033
Hanmi Financial Corp	18,308	460,629
Hanover Bancorp Inc	2,591	58,427
Harborone Northeast Bancorp Inc	35,982	462,729
Hawthorn Bancshares Inc (b)	3,385	113,161
HBT Financial Inc	20,756	549,826
Heritage Commerce Corp	34,628	357,707
Heritage Financial Corp Wash	17,007	415,651
Hingham Institution For Savings The (b)	1,460	414,844
Home Bancorp Inc	7,196	404,883
Home Federal Bancorp Inc of Louisiana	813	10,967
HomeStreet Inc (c)	11,877	164,734
Hope Bancorp Inc	61,841	688,290
Horizon Bancorp Inc/IN	24,847	418,920
Huntington Bancshares Inc/OH	840,397	14,967,471
Independent Bank Corp	31,260	2,235,403
Independent Bank Corp/MI	10,953	360,244
International Bancshares Corp (b)	38,157	2,729,752
Investar Holding Corp	8,751	205,123
Isabella Bank Corp (b)	505	17,024
John Marshall Bancorp Inc	8,479	167,969
Kearny Financial Corp/MD	41,433	279,673
Lake Shore Bancorp Inc/MD (b)	4,671	62,778
Lakeland Financial Corp (b)	15,450	1,057,553
Landmark Bancorp Inc/Manhattan KS (b)	3,377	89,727
LCNB Corp	12,197	197,347
LINKBANCORP Inc	23,701	172,543
Magyar Bancorp Inc	3,540	60,853
MainStreet Bancshares Inc (b)	4,185	94,790
Mercantile Bank Corp	10,911	537,367
Meridian Corp	4,705	74,057
Metrocity Bankshares Inc	14,594	436,944
Mid Penn Bancorp Inc	11,827	356,466
Middlefield Banc Corp (b)	3,775	115,893
Midland States Bancorp Inc	11,419	210,338
MidWestOne Financial Group Inc	11,771	355,955
MVB Financial Corp (b)	7,189	175,412
National Bankshares Inc VA	4,034	126,426
NB Bancorp Inc (b)	26,955	509,180
Nbt Bancorp Inc (b)	27,255	1,206,579
Northeast Bank	6,694	740,089
Northeast Community Bancorp Inc	6,795	153,227
Northfield Bancorp Inc	31,813	376,984
Northrim BanCorp Inc	4,898	460,559
Northwest Bancshares Inc	85,528	1,081,929
Norwood Financial Corp	4,848	131,187
Oak Valley Bancorp	5,407	154,045
OceanFirst Financial Corp	28,939	532,188
Ohio Valley Banc Corp (b)	1,982	73,334
Old National Bancorp/IN	213,952	4,897,361
Old Point Financial Corp	2,955	124,406
Old Second Bancorp Inc	26,090	481,621
OP Bancorp (b)	7,322	106,462
Orange County Bancorp Inc	6,450	172,086
Orrstown Financial Services Inc	14,074	490,479
Pacific Premier Bancorp Inc	56,072	1,373,203
Parke Bancorp Inc	6,191	139,607
Pathfinder Bancorp Inc	616	9,234
Pathward Financial Inc (b)	15,647	1,243,467
Patriot National Bancorp Inc (b)(c)	57,082	85,623
PB Bankshares Inc (c)	871	17,289
PCB Bancorp	9,878	218,304
Peapack-Gladstone Financial Corp (b)	10,155	294,597
Peoples Bancorp Inc/OH	19,955	617,408
Peoples Bancorp of North Carolina Inc	3,497	110,785
Peoples Financial Services Corp	5,257	275,519
Pinnacle Financial Partners Inc	45,434	4,417,093
Pioneer Bancorp Inc/NY (c)	14,061	184,340
Plumas Bancorp	3,124	135,550
Ponce Financial Group Inc (c)	13,105	194,478
Preferred Bank/Los Angeles CA (b)	7,854	741,418
Primis Financial Corp	16,579	189,830
Princeton Bancorp Inc	4,685	160,040
Provident Bancorp Inc (c)	14,604	187,953
QCR Holdings Inc	12,781	1,001,775
RBB Bancorp	9,458	191,335
Red River Bancshares Inc	3,979	260,227
Republic Bancorp Inc/KY Class A	10,431	800,475
Rhinebeck Bancorp Inc (c)	2,274	30,403
Richmond Mutual BanCorp Inc (b)	4,283	63,346
Riverview Bancorp Inc	15,015	75,976
S&T Bancorp Inc	25,851	1,021,373
SB Financial Group Inc	4,710	98,910
Seacoast Banking Corp of Florida	49,270	1,532,790
Shore Bancshares Inc	20,817	357,844
Sierra Bancorp	9,715	297,862
Simmons First National Corp Class A	63,378	1,316,995
Sound Financial Bancorp Inc (b)	1,189	56,204
South Plains Financial Inc	9,363	380,419
Southern First Bancshares Inc (c)	4,689	211,474
Southern Missouri Bancorp Inc	6,394	367,879
SR Bancorp Inc (b)	3,490	52,594
Stock Yards Bancorp Inc (b)	19,279	1,556,008
Summit State Bank	3,743	44,542
Texas Capital Bancshares Inc (c)	28,612	2,476,941
TFS Financial Corp (b)	171,763	2,414,988
Third Coast Bancshares Inc (c)	9,938	395,831
Timberland Bancorp Inc/WA	5,727	191,568
Towne Bank/Portsmouth VA	45,908	1,684,365
TriCo Bancshares (b)	19,668	893,321
TrustCo Bank Corp NY	10,724	426,708
Trustmark Corp	34,732	1,398,658
UMB Financial Corp (b)	42,086	5,130,283
Union Bankshares Inc/Morrisville VT (b)	2,643	69,167
United Bankshares Inc/WV	80,086	3,070,497
United Security Bancshares/Fresno CA	6,518	62,051
Unity Bancorp Inc	6,310	330,329
Univest Financial Corp	15,917	504,091
USCB Financial Holdings Inc	10,838	188,473
Valley National Bancorp	316,828	3,314,021
Veritex Holdings Inc	33,469	1,149,660
Virginia National Bankshares Corp	2,552	106,189
WaFd Inc	46,481	1,461,827
Washington Trust Bancorp Inc	8,847	268,330
WesBanco Inc	60,283	1,977,282
West BanCorp Inc (b)	9,854	196,686
Westamerica BanCorp	15,664	783,357
Western New England Bancorp Inc	19,296	241,972
Wintrust Financial Corp	39,089	5,366,529
WSFS Financial Corp	37,770	2,201,613
Zions Bancorp NA	86,569	5,021,868
		216,869,605
Capital Markets - 1.5%
Aether Holdings Inc (b)	6,102	41,494
AlTi Global Inc Class A (b)(c)	86,365	373,960
Armada Acquisition Corp II Class A	9,450	97,241
B Riley Financial Inc (b)(c)	14,932	82,201
Beneficient Class A (b)(c)	8,250	3,340
BGC Group Inc Class A	229,038	2,246,863
Cantor Equity Partners III Inc Class A	8,884	92,394
Capital Southwest Corp	11,251	258,323
Carlyle Group Inc/The (b)	214,972	13,878,592
CARTESIAN GROWTH CORP III Class A	5,604	56,152
Cayson Acquisition Corp	2,715	28,155
ChampionsGate Acquisition Corp Class A	1,058	10,600
CME Group Inc Class A	214,299	57,112,826
Coinbase Global Inc Class A (c)	125,187	38,124,449
Crescent Capital BDC Inc (b)	12,883	202,392
Diamond Hill Investment Group Inc	1,545	225,199
Dominari Holdings Inc (b)	7,209	46,282
EGH Acquisition Corp Class A (d)	1,272	12,758
Fold Holdings Inc Class A (b)(c)	38,353	137,304
Galaxy Digital Inc Class A (b)	97,747	2,296,077
GCM Grosvenor Inc Class A (b)	34,783	450,788
Great Elm Group Inc (c)	7,056	16,299
Hamilton Lane Inc Class A	24,658	3,805,716
Hennessy Advisors Inc	5,713	64,043
Heritage Global Inc (c)	31,260	59,707
Horizon Technology Finance Corp	7,992	55,145
Innventure Inc (b)	26,240	143,008
Interactive Brokers Group Inc Class A (b)	257,378	16,019,207
Investcorp Credit Management BDC Inc	16,938	49,290
LPL Financial Holdings Inc	47,463	17,299,314
MarketAxess Holdings Inc	22,309	4,101,287
MarketWise Inc Class A	1,168	20,977
MDB Capital Holdings LLC Class A (c)	951	3,323
Morningstar Inc	25,465	6,682,525
Nasdaq Inc	339,315	32,146,703
New Mountain Finance Corp	53,270	567,858
Newbury Street II Acquisition Corp Class A	10,095	104,382
Northern Trust Corp	115,038	15,102,189
Open Lending Corp (b)(c)	100,205	211,433
Perella Weinberg Partners Class A (b)	35,977	796,171
PhenixFIN Corp	762	37,308
ProCap Acquisition Corp Class A	1,446	14,879
Republic Digital Acquisition Co Class A	7,068	72,235
Robinhood Markets Inc Class A (c)	453,987	47,228,268
Runway Growth Finance Corp (b)	18,253	198,775
SEI Investments Co	74,034	6,535,722
Siddhi Acquisition Corp Class A	3,883	39,257
Siebert Financial Corp (b)(c)	18,579	50,721
Silvercrest Asset Management Group Inc Class A	8,394	137,578
Sizzle Acquisition Corp II Class A	2,600	26,195
StepStone Group Inc Class A (b)	43,141	2,677,330
StoneX Group Inc (c)	29,138	2,977,029
T Rowe Price Group Inc	128,350	13,813,027
Titan Acquisition Corp Class A	5,593	56,685
TPG Inc Class A	67,393	4,067,168
Tradeweb Markets Inc Class A (b)	69,665	8,593,874
Trinity Capital Inc	14,443	233,977
US Global Investors Inc Class A	8,407	20,513
Value Line Inc	6,103	231,548
Victory Capital Holdings Inc Class A (b)	38,339	2,732,804
		302,770,860
Consumer Finance - 0.2%
Atlanticus Holdings Corp (b)(c)	8,548	570,152
Consumer Portfolio Services Inc (b)(c)	12,500	99,875
Credit Acceptance Corp (b)(c)	7,184	3,697,820
Dave Inc Class A (c)	6,891	1,469,299
DeFi Development Corp (b)(c)	6,016	96,376
Encore Capital Group Inc (b)(c)	13,491	564,463
EZCORP Inc Class A (b)(c)	29,043	484,147
FirstCash Holdings Inc (b)	27,217	4,008,248
Jefferson Capital Inc	13,747	258,581
Katapult Holdings Inc Class A (c)	1,651	24,765
Lendingtree Inc (c)	9,007	612,026
Medallion Financial Corp (b)	11,337	119,719
Navient Corp (b)	68,896	944,564
NerdWallet Inc Class A (c)	29,046	300,336
Old Market Capital Corp (c)	5,880	32,693
Oportun Financial Corp (c)	20,581	136,040
PRA Group Inc (c)	24,476	418,295
SLM Corp (b)	126,136	3,945,534
SoFi Technologies Inc Class A (b)(c)	650,963	16,625,595
Upstart Holdings Inc (b)(c)	55,174	4,043,151
Vroom Inc (b)	775	22,087
World Acceptance Corp (c)	3,814	653,834
		39,127,600
Financial Services - 0.5%
26 Capital Acquisition Corp Class A (c)(d)	12,701	0
Acacia Research Corp (b)(c)	58,058	197,978
Affirm Holdings Inc Class A (b)(c)	166,147	14,697,364
Agriculture & Natural Solutions Acquisition Corp Class A (c)	28,990	315,701
Aimei Health Technology Co Ltd (c)	6,452	73,037
Alchemy Investments Acquisition Corp 1 Class A (c)	6,412	73,610
Aldel Financial II Inc Class A	9,202	95,885
Alerus Financial Corp	13,800	307,326
AlphaVest Acquisition Corp (c)	6,441	77,356
Archimedes Tech SPAC Partners II Co	2,535	25,870
Artius II Acquisition Inc Class A	1,854	18,818
AvidXchange Holdings Inc (c)	114,703	1,140,148
BERTO ACQUISITION CORP	75,976	784,832
Better Home & Finance Holding Co Class A (b)(c)	4,646	105,139
Black Hawk Acquisition Corp (c)	566	6,226
Bleichroeder Acquisition Corp I Class A	9,717	100,765
Bold Eagle Acquisition Corp Class A	9,063	93,893
Bowen Acquisition Corp (b)(c)(d)	6,276	53,409
Cal Redwood Acquisition Corp Class A	6,652	66,587
Cantaloupe Inc (c)	40,183	436,789
Cantor Equity Partners I Inc Class A	11,995	125,468
Cantor Equity Partners II Inc Class A	11,067	117,974
Cantor Equity Partners Inc (b)(c)	6,092	140,299
Cass Information Systems Inc	9,058	390,581
Centurion Acquisition Corp Class A (c)	6,757	71,219
Chime Financial Inc (b)(c)	198,954	5,254,375
Churchill Capital Corp IX Class A (c)	74,558	785,841
Churchill Capital Corp X Class A	14,270	144,270
Clean Energy Special Situations Corp rights (c)(d)	13,177	0
CO2 Energy Transition Corp	289	2,925
Columbus Circle Capital Corp I Class A	35,146	356,380
Corner Growth Acquisition Corp 2 Class A (c)(d)	6,085	69,978
Corner Growth Acquisition Corp Class A (c)(d)	54,398	603,818
Crane Inflection Point Acquisition Corp III Class A	1,526	15,428
Currenc Group Inc Class A (b)(c)	39,561	68,045
Digital Asset Acquisition Corp Class A	4,297	43,615
DP Cap Acquisition Corp I Class A (b)(c)(d)	13,096	168,807
Drugs Made In America Acquisition Corp (b)	45,648	468,348
Dune Acquisition Corp II Class A	2,055	20,694
Dynamix Corp Class A	8,818	95,940
Enact Holdings Inc	91,706	3,452,731
ESH Acquisition Corp Class A (c)	2,098	23,435
Euronet Worldwide Inc (c)	26,297	2,450,617
Fact II Acquisition Corp Class A	4,449	45,825
FG Merger II Corp	1,050	10,490
FlexShopper Inc (c)	45,216	31,172
Flywire Corp (c)	65,812	865,428
Four Leaf Acquisition Corp Class A (c)	957	11,474
Future Health ESG Corp warrants 12/31/2028 (c)(d)	3,358	0
Gores Holdings X Inc Class A	17,677	179,863
GP-Act III Acquisition Corp (c)	3,014	31,798
GSR III Acquisition Corp Class A	73,864	765,970
HCM II Acquisition Corp Class A	69,205	809,699
Hennessy Capital Investment Corp VII	3,138	31,945
Horizon Space Acquisition I Corp (c)	8,481	103,723
International Money Express Inc (c)	52,614	762,903
Iron Horse Acquisitions Corp (c)	10,080	98,885
Jack Henry & Associates Inc (b)	42,830	6,992,426
K&F Growth Acquisition Corp II Class A	76,592	778,175
Keen Vision Acquisition Corp (c)	11,179	128,782
Lakeshore Acquisition III Corp	2,525	25,376
Launch One Acquisition Corp Class A	1,896	19,870
Launch Two Acquisition Corp Class A	2,374	24,737
Live Oak Acquisition Corp V Class A	49,138	500,716
M3-Brigade Acquisition V Corp Class A	70,602	745,557
Marqeta Inc Class A (c)	246,041	1,566,051
Melar Acquisition Corp I Class A (c)	20,514	215,397
Merchants Bancorp/IN	29,285	949,420
Mountain Lake Acquisition Corp Class A	992	10,218
Mr Cooper Group Inc (c)	37,978	7,159,992
Nabors Energy Transition Corp II Class A (c)	46,748	522,643
New Providence Acquisition Corp III Class A (c)	4,246	42,970
NewtekOne Inc (b)	23,075	285,438
NMI Holdings Inc (c)	48,600	1,912,410
Oaktree Acquisition Corp III Class A	6,503	67,891
Oyster Enterprises II Acquisition Corp Class A	8,330	83,633
Payoneer Global Inc (c)	216,228	1,502,785
PayPal Holdings Inc (c)	573,765	40,272,565
Paysign Inc (c)	29,146	150,976
Perimeter Acquisition Corp I Class A	4,902	50,491
Plum Acquisition Corp IV Class A	16,125	165,765
Priority Technology Holdings Inc (c)	93,535	782,888
Quartzsea Acquisition Corp	3,049	30,825
Quetta Acquisition Corp (c)	5,515	61,713
Range Capital Acquisition Corp	2,691	27,583
Real Asset Acquisition Corp Class A	2,356	23,819
Relativity Acquisition Corp Class A (c)(d)	3,558	0
Remitly Global Inc (c)	118,600	2,197,658
Renatus Tactical Acquisition Corp I Class A	14,195	152,170
Repay Holdings Corp Class A (b)(c)	58,595	346,882
Roman DBDR Acquisition Corp II Class A	5,218	53,693
Ryvyl Inc (c)	2,614	784
Security National Financial Corp Class A	8,999	80,991
Sezzle Inc (b)(c)	19,592	1,853,403
SIM Acquisition Corp I Class A (c)	2,401	25,018
Spark I Acquisition Corp Class A (c)	5,593	61,523
Spring Valley Acquisition Corp II Class A (c)	14,415	172,403
Stellar V Capital Corp (d)	2,051	20,982
SWK Holdings Corp	7,169	106,890
Texas Ventures Acquisition III Corp Class A	2,400	24,288
Thayer Ventures Acquisition Corp II Class A	7,630	76,605
Trailblazer Merger Corp I (c)	2,653	30,854
Translational Development Acquisition Corp Class A	16,554	171,168
Usio Inc (c)	12,705	18,740
UY Scuti Acquisition Corp	1,031	10,429
Waterstone Financial Inc	16,815	252,057
Wen Acquisition Corp Class A	8,148	82,539
Willow Lane Acquisition Corp Class A	4,535	46,574
XBP Global Holdings Inc Class A (c)	15,476	9,349
		108,186,808
Insurance - 0.4%
Abacus Global Management Inc Class A (b)(c)	49,639	354,919
American Coastal Insurance Corp	28,157	311,135
Amerisafe Inc	10,926	504,563
Arch Capital Group Ltd	222,023	20,321,765
Atlantic American Corp	8,809	29,510
Baldwin Insurance Group Inc/The Class A (b)(c)	40,194	1,272,944
Brighthouse Financial Inc (c)	35,754	1,689,734
Cincinnati Financial Corp (b)	92,323	14,180,813
Conifer Holdings Inc (c)	3,312	2,526
Donegal Group Inc Class A	18,304	327,459
eHealth Inc (c)	12,834	49,668
Erie Indemnity Co Class A (b)	27,569	9,769,902
Fundamental Global Inc (d)	21	324
Fundamental Global Inc (c)	21	293
GoHealth Inc Class A (c)	5,831	29,796
Goosehead Insurance Inc Class A (b)	14,916	1,263,534
Greenlight Capital Re Ltd Class A (b)(c)	19,842	255,763
Health In Tech Inc Class A (b)	8,751	24,065
Investors Title Co (b)	1,170	290,464
James River Group Holdings Ltd	41,834	235,107
Kingstone Cos Inc	6,608	88,944
NI Holdings Inc (c)	13,538	181,274
Palomar Hldgs Inc (c)	15,755	1,938,180
Principal Financial Group Inc	131,147	10,558,645
Root Inc/OH Class A (b)(c)	7,161	660,387
Safety Insurance Group Inc	8,859	655,655
Selective Insurance Group Inc	35,442	2,772,628
Skyward Specialty Insurance Group Inc (c)	26,615	1,285,505
Slide Insurance Holdings Inc	73,587	984,594
Tiptree Inc Class A	21,902	513,602
Trupanion Inc (b)(c)	24,130	1,118,667
TWFG Inc Class A (b)(c)	9,197	243,215
United Fire Group Inc	16,819	517,016
Willis Towers Watson PLC	59,097	19,312,309
		91,744,905
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (b)	616,463	6,016,679
Manhattan Bridge Capital Inc	9,852	52,216
New York Mortgage Trust Inc	43,226	312,092
Seven Hills Realty Trust	15,126	163,663
Sunrise Realty Trust Inc	4,163	46,042
		6,590,692
TOTAL FINANCIALS		765,290,470

Health Care - 4.9%
Biotechnology - 2.8%
4D Molecular Therapeutics Inc (b)(c)	29,410	181,166
89bio Inc (c)	90,405	816,357
Abeona Therapeutics Inc (b)(c)	44,063	300,950
Abpro Holdings Inc Class A (b)(c)	26,857	6,585
Absci Corp (c)	63,806	152,496
ABVC BioPharma Inc (b)(c)	6,128	17,342
ACADIA Pharmaceuticals Inc (c)	98,242	2,553,310
Achieve Life Sciences Inc (b)(c)	18,605	55,443
Acrivon Therapeutics Inc (c)	18,053	24,191
Actuate Therapeutics Inc (b)(c)	15,885	134,069
Acumen Pharmaceuticals Inc (c)	64,344	87,508
Acurx Pharmaceuticals Inc (c)	146	675
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	262
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	0
Adaptimmune Therapeutics Plc ADR (c)	67,032	3,948
Adicet Bio Inc (c)	77,437	55,755
ADMA Biologics Inc (c)	138,025	2,382,312
Adverum Biotechnologies Inc (c)	11,897	36,643
Agenus Inc (b)(c)	22,604	94,485
Agios Pharmaceuticals Inc (b)(c)	33,397	1,259,401
Ainos Inc (c)	396	1,513
Akebia Therapeutics Inc (b)(c)	146,144	458,892
Akero Therapeutics Inc (c)	47,014	2,196,964
Akouos Inc (c)(d)	22,594	4,293
Alaunos Therapeutics Inc (b)(c)	1,117	2,379
Albireo Pharma Inc rights (c)(d)	10,788	0
Aldeyra Therapeutics Inc (c)	35,040	204,634
Alector Inc (b)(c)	61,781	145,185
Aligos Therapeutics Inc Class A (c)	1,879	19,823
Alkermes PLC (c)	99,481	2,881,965
Allogene Therapeutics Inc (b)(c)	167,572	189,356
Alnylam Pharmaceuticals Inc (c)	77,010	34,385,735
Altimmune Inc (b)(c)	102,495	392,556
ALX Oncology Holdings Inc (c)	5,196	6,079
Alzamend Neuro Inc (c)	110	270
Amgen Inc (b)	318,456	91,622,976
Amicus Therapeutics Inc (c)	184,369	1,399,361
AnaptysBio Inc (b)(c)	16,261	330,586
Anavex Life Sciences Corp (b)(c)	53,539	516,116
Anika Therapeutics Inc (c)	1,017	9,539
Anixa Biosciences Inc (c)	24,102	72,065
Annexon Inc (b)(c)	101,859	209,830
Apellis Pharmaceuticals Inc (b)(c)	72,539	1,999,900
Apogee Therapeutics Inc (c)	27,560	1,002,357
Applied Therapeutics Inc (c)	52,499	25,866
Arbutus Biopharma Corp (b)(c)	119,415	443,030
Arcellx Inc (b)(c)	31,374	2,177,042
Arcturus Therapeutics Holdings Inc (b)(c)	13,381	227,611
Arcutis Biotherapeutics Inc (c)	72,602	1,126,783
Ardelyx Inc (c)	138,338	879,830
ArriVent Biopharma Inc (b)(c)	19,902	380,526
Arrowhead Pharmaceuticals Inc (c)	80,935	1,782,998
ARS Pharmaceuticals Inc (b)(c)	56,776	659,737
Assembly Biosciences Inc (c)	3,123	77,138
Astria Therapeutics Inc (c)	32,677	201,944
Atara Biotherapeutics Inc (b)(c)	2,678	32,270
Atossa Therapeutics Inc (c)	63,171	48,193
aTyr Pharma Inc (b)(c)	48,730	262,167
Aura Biosciences Inc (b)(c)	27,198	170,259
Avalo Therapeutics Inc (c)	6,204	57,635
Avidity Biosciences Inc (b)(c)	73,272	3,413,010
Avita Medical Inc (b)(c)	5,887	25,550
Beam Therapeutics Inc (c)	63,628	1,040,954
Beyondspring Inc (b)(c)	23,601	40,594
Bicara Therapeutics Inc (b)(c)	34,774	415,202
bioAffinity Technologies Inc (c)	18,069	4,375
BioAtla Inc (b)(c)	8,259	3,762
BioCardia Inc (c)	964	1,889
BioCryst Pharmaceuticals Inc (c)	122,507	1,018,033
Biogen Inc (c)	85,019	11,241,212
BioMarin Pharmaceutical Inc (c)	112,098	6,531,950
Biomea Fusion Inc (c)	18,130	35,354
BioRestorative Therapies Inc (b)(c)	3,862	7,106
BioVie Inc (c)	230	350
Black Diamond Therapeutics Inc (b)(c)	32,498	89,370
Bolt Biotherapeutics Inc (c)	143	756
Bridgebio Pharma Inc (b)(c)	112,557	5,825,950
C4 Therapeutics Inc (b)(c)	92,175	239,655
Cabaletta Bio Inc (c)	36,201	52,491
CAMP4 Therapeutics Corp (b)	4,486	6,819
Candel Therapeutics Inc (b)(c)	27,738	160,603
Capricor Therapeutics Inc (b)(c)	27,146	170,477
Cardiff Oncology Inc (b)(c)	34,646	72,757
Cardio Diagnostics Holdings Inc (b)(c)	398	1,516
CareDx Inc (b)(c)	31,991	436,997
Caribou Biosciences Inc (c)	94,010	175,799
Caris Life Sciences Inc (c)	167,017	6,411,783
Carisma Therapeutics Inc (b)(c)	9,484	2,039
Carisma Therapeutics Inc rights (c)(d)	92,579	0
Cartesian Therapeutics Inc (b)(c)	15,039	151,142
Cartesian Therapeutics Inc rights (b)(c)(d)	116,771	33,864
CASI Pharmaceuticals Holdings Inc (c)	18,808	43,446
Catalyst Pharmaceuticals Inc (c)	72,608	1,494,999
Celcuity Inc (c)	27,007	1,383,569
Celldex Therapeutics Inc (b)(c)	43,283	955,689
Cellectar Biosciences Inc (b)(c)	200	974
Celularity Inc Class A (b)(c)	8,438	32,571
Centessa Pharmaceuticals PLC ADR (c)	60,171	1,010,271
Century Therapeutics Inc (c)	15,341	7,543
CervoMed Inc (b)(c)	4,911	47,244
CG oncology Inc (b)(c)	42,219	1,132,314
Chinook Therapeutics Inc rights (c)(d)	11,497	0
Cibus Inc Class A (c)	12,151	16,282
Cidara Therapeutics Inc (b)(c)	13,547	885,838
Citius Oncology Inc Class A (b)(c)	57,297	124,334
Clene Inc (c)	4,823	25,658
Climb Bio Inc (b)(c)	30,627	68,298
Coeptis Therapeutics Holdings Inc (c)	1,228	16,363
Cogent Biosciences Inc (c)	78,038	942,699
Coherus Oncology Inc (b)(c)	25,674	29,782
Compass Therapeutics Inc (b)(c)	76,900	268,381
Concert Pharmaceuticals Inc rights (c)(d)	24,247	0
Corbus Pharmaceuticals Holdings Inc (c)	6,289	58,928
Corvus Pharmaceuticals Inc (b)(c)	47,656	273,545
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	1,328
Coya Therapeutics Inc (c)	7,996	52,454
Crescent Biopharma Inc (c)	4,389	63,202
Cue Biopharma Inc (c)	29,250	22,821
Cullinan Therapeutics Inc (b)(c)	50,569	381,290
Curis Inc (c)	2,839	4,741
Cytokinetics Inc (b)(c)	72,762	2,570,681
CytomX Therapeutics Inc (b)(c)	78,933	161,023
Day One Biopharmaceuticals Inc (c)	42,463	318,897
Denali Therapeutics Inc (b)(c)	87,276	1,332,705
Design Therapeutics Inc (b)(c)	38,942	215,349
DiaMedica Therapeutics Inc (b)(c)	42,915	245,045
Dianthus Therapeutics Inc (b)(c)	23,437	552,411
Dianthus Therapeutics Inc rights (c)(d)	44,600	0
Disc Medicine Inc (b)(c)	20,934	1,248,608
Dogwood Therapeutics Inc (b)(c)	880	4,286
Dogwood Therapeutics Inc (b)(d)	880	0
Dyadic International Inc (c)	48,866	45,020
Dynavax Technologies Corp (c)	76,312	772,277
Dyne Therapeutics Inc (c)	78,836	1,063,498
Edesa Biotech Inc (b)(c)	1,335	3,124
Editas Medicine Inc (b)(c)	41,990	107,914
Eledon Pharmaceuticals Inc (b)(c)	34,828	90,205
Elicio Therapeutics Inc (b)(c)	14,357	151,179
Elutia Inc (b)(c)	14,760	33,653
Enanta Pharmaceuticals Inc (c)	11,293	94,861
Entrada Therapeutics Inc (c)	20,831	113,946
Equillium Inc (c)	9,425	16,400
Erasca Inc (b)(c)	221,935	348,438
Estrella Immunopharma Inc (c)	1,582	1,645
Exact Sciences Corp (b)(c)	111,121	5,269,358
Exagen Inc (c)	11,992	118,241
Exelixis Inc (c)	161,350	6,037,717
Exicure Inc (b)(c)	2,912	16,511
eXoZymes Inc (b)(c)	1,997	18,792
Fate Therapeutics Inc (c)	112,766	117,277
Fibrobiologics Inc (c)	21,996	12,980
FibroGen Inc (c)	1,991	23,554
Foghorn Therapeutics Inc (c)	47,993	242,845
Forte Biosciences Inc (c)	5,749	63,239
Fortress Biotech Inc (b)(c)	5,930	15,299
Gain Therapeutics Inc (c)	10,062	20,023
Galectin Therapeutics Inc (b)(c)	68,026	291,151
Genelux Corp (b)(c)	19,561	65,138
Generation Bio CO (c)	255	1,530
Geron Corp (c)	445,721	624,009
Gilead Sciences Inc	736,719	83,227,145
Gossamer Bio Inc (b)(c)	122,023	301,397
GRAIL Inc (b)(c)	21,604	708,395
Greenwich Lifesciences Inc (b)(c)	7,220	82,886
Gyre Therapeutics Inc (b)(c)	60,238	466,242
Gyre Therapeutics Inc rights (c)(d)	25,124	0
Halozyme Therapeutics Inc (c)	74,809	5,472,278
HCW Biologics Inc (b)(c)	412	2,357
Heron Therapeutics Inc (c)	88,334	119,251
Humacyte Inc Class A (b)(c)	101,891	157,931
Ideaya Biosciences Inc (b)(c)	57,461	1,410,668
Immix Biopharma Inc (b)(c)	13,727	30,474
ImmuCell Corp (c)	2,008	12,851
Immuneering Corp (c)	15,365	88,349
Immunic Inc (b)(c)	39,039	32,012
ImmunityBio Inc (b)(c)	533,690	1,248,835
Immunome Inc (b)(c)	60,876	578,931
Immunovant Inc (c)	107,301	1,576,252
Imunon Inc (b)	163	967
IN8bio Inc (c)	567	1,253
Incyte Corp (c)	114,609	9,697,067
Inhibikase Therapeutics Inc (b)(c)	30,268	54,482
Inhibrx Biosciences Inc (b)(c)	9,572	269,930
Inmune Bio Inc (b)(c)	10,829	21,983
Inovio Pharmaceuticals Inc (b)(c)	78,173	185,270
Insight Molecular Diagnostics Inc (c)	3,986	10,045
Insmed Inc (c)	125,154	17,033,459
Instil Bio Inc (b)(c)	3,216	86,832
Intellia Therapeutics Inc (b)(c)	63,358	719,430
Intensity Therapeutics Inc (b)(c)	6,917	1,951
Invivyd Inc (b)(c)	44,310	43,114
Ionis Pharmaceuticals Inc (b)(c)	96,289	4,105,282
Iovance Biotherapeutics Inc (b)(c)	230,327	513,629
Ironwood Pharmaceuticals Inc Class A (c)	68,250	90,090
Jade Biosciences Inc (b)	22,870	180,673
Janux Therapeutics Inc (c)	37,146	843,957
Jasper Therapeutics Inc Class A (b)(c)	9,659	27,045
KALA BIO Inc (b)(c)	692	7,764
Kalaris Therapeutics Inc (c)	1,023	4,174
KalVista Pharmaceuticals Inc (b)(c)	24,534	330,228
Karyopharm Therapeutics Inc (b)(c)	3,456	24,572
Keros Therapeutics Inc (c)	18,632	283,393
Kezar Life Sciences Inc (b)(c)	1,617	6,387
Kineta Inc rights (c)(d)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	23,407	783,900
Kinnate Biopharma Inc rights (c)(d)	26,452	0
Klotho Neurosciences Inc (b)(c)	17,483	12,128
Kodiak Sciences Inc (b)(c)	28,383	256,582
Korro Bio Inc (b)(c)	5,419	125,071
Korro Bio Inc rights (b)(c)(d)	14,063	0
Krystal Biotech Inc (b)(c)	16,876	2,492,585
Kura Oncology Inc (b)(c)	74,194	586,133
Kymera Therapeutics Inc (b)(c)	39,593	1,631,232
Kyverna Therapeutics Inc (b)(c)	51,594	191,414
Lantern Pharma Inc (c)	6,838	27,899
Larimar Therapeutics Inc (b)(c)	42,668	154,458
Leap Therapeutics Inc (c)	16,182	4,667
Legend Biotech Corp ADR (c)	50,311	1,747,301
Lexeo Therapeutics Inc (b)(c)	25,247	120,933
Lexicon Pharmaceuticals Inc (b)(c)	266,821	293,503
Liminatus Pharma Inc (b)	16,770	45,447
Lisata Therapeutics Inc (c)	2,010	4,663
Lixte Biotechnology Holdings Inc (c)	775	3,426
Longeveron Inc (b)(c)	2,931	2,427
Lumos Pharma Inc rights (b)(c)(d)	8,658	0
Lyell Immunopharma Inc (c)	3,820	42,326
MacroGenics Inc (c)	26,696	47,252
Madrigal Pharmaceuticals Inc (b)(c)	13,172	5,767,360
MannKind Corp (c)	158,868	729,204
Marker Therapeutics Inc (b)(c)	5,272	4,880
MediciNova Inc (c)	25,966	34,015
MediPacific Inc Class A rights (c)(d)	30,249	0
MEI Pharma Inc (b)(c)	2,308	11,217
MeiraGTx Holdings plc (c)	57,584	420,363
Mersana Therapeutics Inc (b)(c)	1,491	10,914
Metagenomi Inc (c)	21,951	38,195
MetaVia Inc (c)	4,751	3,013
MetaVia Inc rights (c)(d)	612	0
Metsera Inc (b)(c)	63,204	2,230,469
MiMedx Group Inc (c)	97,229	690,326
Mineralys Therapeutics Inc (c)	41,327	639,742
Minerva Neurosciences Inc (c)	5,184	12,338
MiNK Therapeutics Inc (b)(c)	1,902	27,084
Mirum Pharmaceuticals Inc (b)(c)	28,249	2,086,754
Moderna Inc (c)	225,761	5,438,582
Monopar Therapeutics Inc (c)	3,407	116,349
Monte Rosa Therapeutics Inc (c)	34,919	167,611
MoonLake Immunotherapeutics Class A (b)(c)	39,798	2,218,739
Mural Oncology PLC (c)	1,308	2,694
Myriad Genetics Inc (c)	53,690	342,005
Natera Inc (c)	80,606	13,561,960
NeuBase Therapeutics Inc (c)(d)	985	233
Neurocrine Biosciences Inc (c)	58,303	8,139,099
Neurogene Inc (b)(c)	7,841	144,902
Neurogene Inc rights (b)(c)(d)	4,505	0
NextCure Inc (c)	745	3,747
Nkarta Inc (b)(c)	18,432	39,076
Novavax Inc (b)(c)	97,944	731,642
Nurix Therapeutics Inc (b)(c)	53,484	499,541
Nuvalent Inc Class A (b)(c)	39,607	3,033,104
Nuvectis Pharma Inc (b)(c)	10,226	67,083
Ocugen Inc (b)(c)	183,068	186,729
Olema Pharmaceuticals Inc (b)(c)	32,747	178,799
OmniAb Operations Inc (c)(d)	3,424	1,370
OmniAb Operations Inc (c)(d)	3,424	1,095
Oncternal Therapeutics Inc rights (b)(c)(d)	4,319	0
OnKure Therapeutics Inc Class A (c)	1,087	2,989
Opus Genetics Inc (c)	29,775	36,326
Organogenesis Holdings Inc Class A (b)(c)	63,944	329,312
ORIC Pharmaceuticals Inc (b)(c)	46,153	472,145
Oruka Therapeutics Inc (b)(c)	22,041	326,207
OSR Holdings Inc (b)(c)	4,318	3,353
Outlook Therapeutics Inc (b)(c)	7,574	6,447
Ovid therapeutics Inc (c)	31,199	39,935
Pacira Therapeutic Inc rights (c)(d)	69,500	0
Palisade Bio Inc rights (c)(d)	29,628	0
Palvella Therapeutics Inc (b)(c)	7,742	419,229
Palvella Therapeutics Inc rights (c)(d)	282	0
Passage Bio Inc (c)	623	4,311
PDS Biotechnology Corp (c)	15,312	18,987
PepGen Inc (c)	22,676	26,304
PharmaCyte Biotech Inc (c)	26,211	24,612
Pluri Inc (c)	2,751	14,360
PMV Pharmaceuticals Inc (c)	12,039	16,855
Praxis Precision Medicines Inc (c)	11,727	534,048
Precigen Inc (b)(c)	217,501	980,930
Precision BioSciences Inc (b)(c)	2,657	13,019
Prelude Therapeutics Inc (c)	20,595	24,920
Prime Medicine Inc (c)	70,362	227,973
ProKidney Corp Class A (b)(c)	68,270	161,117
Protagenic Therapeutics Inc (b)(c)	1,256	4,522
Protagonist Therapeutics Inc (b)(c)	35,691	2,107,554
Protara Therapeutics Inc (c)	9,599	29,949
PTC Therapeutics Inc (b)(c)	45,859	2,262,224
Puma Biotechnology Inc (c)	28,173	141,992
PureTech Health PLC ADR (b)(c)	770	13,098
Pyxis Oncology Inc (c)	30,129	38,565
Q32 Bio Inc (b)(c)	6,497	11,110
Q32 Bio Inc rights (b)(c)(d)	29,351	0
Quince Therapeutics Inc (b)(c)	25,340	40,544
Radius Health Inc (c)(d)	26,855	0
Rallybio Corp (c)	24,028	12,893
RAPT Therapeutics Inc (b)(c)	14,195	161,539
Recursion Pharmaceuticals Inc Class A (b)(c)	244,383	1,148,600
Regeneron Pharmaceuticals Inc	62,688	36,402,922
Regeneron Pharmaceuticals Inc rights (c)(d)	16,049	0
REGENXBIO Inc (c)	25,208	225,107
Rein Therapeutics Inc (c)	8,122	11,290
Relay Therapeutics Inc (b)(c)	96,410	346,112
Renovaro Inc (c)	92,582	22,035
RenovoRx Inc (c)	7,791	7,479
Replimune Group Inc (b)(c)	46,288	249,955
Revolution Medicines Inc (c)	110,208	4,184,598
Rezolute Inc/old (b)(c)	64,322	457,973
Rhythm Pharmaceuticals Inc (c)	36,950	3,811,393
Rigel Pharmaceuticals Inc (c)	8,204	318,725
Rocket Pharmaceuticals Inc (b)(c)	37,788	123,945
Roivant Sciences Ltd (c)	419,224	5,001,342
SAB Biotherapeutics Inc (b)(c)	4,937	10,170
Sagimet Biosciences Inc Class A (b)(c)	16,663	125,139
Sana Biotechnology Inc (b)(c)	149,827	458,471
Sangamo Therapeutics Inc (b)(c)	122,707	63,808
Sarepta Therapeutics Inc (b)(c)	54,778	996,960
Savara Inc (b)(c)	138,080	452,902
Scholar Rock Holding Corp (b)(c)	55,331	1,806,557
SELLAS Life Sciences Group Inc (b)(c)	41,675	80,016
Sensei Biotherapeutics Inc (b)(c)	123	988
Senti Biosciences Inc Class A (b)(c)	24,798	36,453
Sera Prognostics Inc Class A (b)(c)	23,191	74,907
Seres Therapeutics Inc (b)(c)	4,488	85,003
Shattuck Labs Inc (c)	25,719	25,225
Shuttle Pharmaceuticals Holdings Inc (b)(c)	264	871
Sigilon Therapeutics Inc rights (c)(d)	1,064	8,959
Sionna Therapeutics Inc (b)	29,060	715,457
Skye Bioscience Inc (b)(c)	18,888	66,108
Soleno Therapeutics Inc (b)(c)	29,649	2,006,348
Solid Biosciences Inc (b)(c)	53,664	294,079
Spectrum Pharmaceuticals Inc rights (c)(d)	111,379	0
Spero Therapeutics Inc (c)	19,478	40,319
Spyre Therapeutics Inc (b)(c)	41,890	690,766
Spyre Therapeutics Inc rights (c)(d)	34,317	0
Stoke Therapeutics Inc (c)	30,495	602,581
Summit Therapeutics Inc (b)(c)	439,132	10,407,428
Surface Oncology Inc rights (c)(d)	23,135	0
Surrozen Inc Class A (c)	2,766	33,704
Sutro Biopharma Inc (c)	22,583	19,356
Syndax Pharmaceuticals Inc (c)	55,527	906,756
Synlogic Inc (c)	9,047	13,209
Tango Therapeutics Inc (b)(c)	71,048	476,732
Taysha Gene Therapies Inc (c)	119,704	349,536
Tectonic Therapeutic Inc (b)(c)	12,644	322,928
Tectonic Therapeutic Inc rights (c)(d)	2,331	0
Tenax Therapeutics Inc (c)	364	2,166
Tenaya Therapeutics Inc (b)(c)	156,233	176,543
Tevogen Bio Holdings Inc Class A (b)(c)	102,012	92,831
TG Therapeutics Inc (b)(c)	92,649	2,717,395
Tobira Therapeutics Inc rights (c)(d)	6,103	0
Tonix Pharmaceuticals Holding Corp (b)(c)	4,654	137,898
Tourmaline Bio Inc (b)(c)	14,924	349,222
Travere Therapeutics Inc (c)	49,577	867,598
TriSalus Life Sciences Inc Class A (b)(c)	19,236	100,412
TScan Therapeutics Inc (c)	28,767	51,781
Twist Bioscience Corp (c)	34,047	918,248
Tyra Biosciences Inc (b)(c)	36,311	460,060
Ultragenyx Pharmaceutical Inc (c)	58,689	1,758,322
Unicycive Therapeutics Inc (b)(c)	4,235	17,745
United Therapeutics Corp (c)	26,437	8,056,940
United Therapeutics Corp rights (c)(d)	19,958	0
Upstream Bio Inc (b)	35,347	605,494
UroGen Pharma Ltd (b)(c)	30,686	596,843
Vanda Pharmaceuticals Inc (c)	35,207	166,529
Vaxcyte Inc (b)(c)	77,306	2,380,252
Vera Therapeutics Inc Class A (b)(c)	38,998	843,917
Veracyte Inc (b)(c)	45,734	1,387,570
Verastem Inc (b)(c)	35,945	332,491
Vericel Corp (c)	28,511	1,036,660
Vertex Pharmaceuticals Inc (c)	151,951	59,415,880
Viking Therapeutics Inc (b)(c)	66,773	1,806,210
Vir Biotechnology Inc (b)(c)	102,302	505,372
Viridian Therapeutics Inc (c)	65,222	1,198,781
Viridian Therapeutics Inc rights (c)(d)	30,380	0
Vistagen Therapeutics Inc (c)	12,189	40,711
Vor BioPharma Inc (b)(c)	68,285	134,521
Voyager Therapeutics Inc (b)(c)	29,804	100,141
vTv Therapeutics Inc Class A (b)(c)	2,524	38,213
Werewolf Therapeutics Inc (c)	12,833	16,811
Whitehawk Therapeutics Inc (c)	9,679	17,471
X4 Pharmaceuticals Inc (b)(c)	3,145	11,809
XBiotech Inc (c)	16,960	53,594
Xencor Inc (b)(c)	33,916	275,737
Xenetic Biosciences Inc (c)	2,070	5,910
Xilio Therapeutics Inc (b)(c)	14,316	10,023
XOMA Royalty Corp (b)(c)	7,289	236,674
Y-mAbs Therapeutics Inc (c)	25,975	222,086
Zenas Biopharma Inc (b)(c)	24,959	399,344
Zentalis Pharmaceuticals Inc (c)	28,455	48,089
Zymeworks Inc (c)	40,235	595,880
		580,546,620
Health Care Equipment & Supplies - 1.2%
ABIOMED Inc (c)(d)	25,491	56,590
Accuray Inc Del (c)	54,348	82,609
Adagio Medical Holdings Inc (c)	5,436	8,806
Align Technology Inc (c)	43,081	6,115,779
Alphatec Holdings Inc (c)	87,453	1,390,503
AngioDynamics Inc (c)	37,464	384,381
Anteris Technologies Global Corp (b)	18,114	72,818
Apyx Medical Corp (c)	20,572	40,938
AtriCure Inc (c)	31,967	1,182,459
Axogen Inc (b)(c)	26,492	427,581
Beta Bionics Inc (b)	28,103	529,461
Beyond Air Inc (b)(c)	1,698	3,770
BioSig Technologies Inc (b)(c)	17,439	83,358
Bioventus Inc (c)	38,170	282,458
CapsoVision Inc	24,900	93,375
Ceribell Inc (c)	23,636	279,614
Cerus Corp (c)	56,998	74,667
Check Cap Ltd (c)	2,932	2,152
ClearPoint Neuro Inc (b)(c)	15,353	161,053
Co-Diagnostics Inc (c)	1,180	389
Cooper Cos Inc/The (c)	118,629	7,995,001
CVRx Inc (b)(c)	13,287	104,303
CytoSorbents Corp (b)(c)	32,102	30,285
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	13,754	0
Delcath Systems Inc (b)(c)	20,799	229,205
DENTSPLY SIRONA Inc	113,459	1,622,464
Dexcom Inc (c)	232,115	17,487,544
DIH Holdings US Inc Class A (c)	20,389	5,373
ElectroCore Inc (b)(c)	10,837	57,544
Embecta Corp	34,467	499,082
Envoy Medical Inc Class A (b)(c)	14,692	18,071
enVVeno Medical Corp (b)(c)	20,487	16,371
Femasys Inc (b)(c)	18,182	6,456
FONAR Corp (c)	3,366	53,789
Fractyl Health Inc (c)	29,844	28,984
GE HealthCare Technologies Inc	270,182	19,920,519
HeartBeam inc (c)	16,484	22,253
Hologic Inc (c)	133,504	8,960,788
Hyperfine Inc Class A (c)	11,927	14,789
ICU Medical Inc (b)(c)	14,973	1,911,453
IDEXX Laboratories Inc (c)	47,605	30,804,719
Inmode Ltd (b)(c)	40,079	598,780
Inogen Inc (c)	28,858	230,575
Insulet Corp (c)	41,654	14,157,362
Integra LifeSciences Holdings Corp (b)(c)	41,872	633,523
Intuitive Surgical Inc (c)	212,554	100,600,745
INVO Fertility Inc Class A (c)	133	128
iRadimed Corp	8,019	580,896
iRhythm Technologies Inc (c)	18,781	3,192,394
IRIDEX Corp (c)	14,777	19,949
Kestra Medical Technologies Ltd (b)	29,158	470,610
Kewaunee Scientific Corp (c)	1,782	101,022
KORU Medical Systems Inc (c)	31,356	132,322
Lantheus Holdings Inc (b)(c)	41,642	2,286,146
LeMaitre Vascular Inc (b)	13,279	1,266,352
LENSAR Inc (c)	8,155	100,143
LivaNova PLC (c)	32,310	1,821,315
Lucid Diagnostics Inc (b)(c)	49,472	62,335
Masimo Corp (b)(c)	32,145	4,490,978
Merit Medical Systems Inc (c)	35,065	3,174,785
Microbot Medical Inc (b)(c)	32,181	122,610
Modular Medical Inc (c)	25,759	18,616
Monogram Technologies Inc (b)(c)	15,368	89,134
Neogen Corp (b)(c)	124,089	713,512
Neovasc Inc rights (c)(d)	854	0
Neuronetics Inc (b)(c)	45,586	151,801
NeuroOne Medical Technologies Corp (c)	29,832	22,798
NeuroPace Inc (b)(c)	18,824	172,240
Nexalin Technology Inc (c)	3,846	3,601
Nexgel Inc (c)	546	1,338
Novocure Ltd (b)(c)	62,355	768,837
Omnicell Inc (c)	25,265	823,386
OraSure Technologies Inc (c)	92,558	306,367
Orchestra BioMed Holdings Inc (c)	22,556	61,578
Orthofix Medical Inc (c)	16,516	247,410
OrthoPediatrics Corp (b)(c)	15,250	325,740
Outset Medical Inc (c)	12,516	174,098
Pro-Dex Inc (b)(c)	3,425	160,564
PROCEPT BioRobotics Corp (b)(c)	32,086	1,288,895
Profusa Inc (b)(c)	15,901	6,629
Pulmonx Corp (b)(c)	24,714	42,261
Pulse Biosciences Inc (b)(c)	40,448	628,562
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	4,012	16,329
QuidelOrtho Corp (c)	37,113	1,064,772
Rockwell Medical Inc (c)	17,380	29,720
RxSight Inc (b)(c)	21,974	198,645
Sanara Medtech Inc (b)(c)	5,177	174,258
SANUWAVE Health Inc (c)	5,459	227,313
SeaStar Medical Holding Corp Class A (b)(c)	4,470	4,095
Semler Scientific Inc (b)(c)	7,707	228,435
Sensus Healthcare Inc (c)	10,687	36,229
SI-BONE Inc (c)	26,815	447,006
Sight Sciences Inc (c)	19,680	79,901
Spectral AI Inc Class A (c)	10,463	20,194
SS Innovations International Inc (b)(c)	30,049	210,343
STAAR Surgical Co (c)	31,057	849,720
Strata Skin Sciences Inc (c)	1,744	4,151
Surmodics Inc (c)	8,219	279,775
Tactile Systems Technology Inc (c)	9,719	129,360
Tandem Diabetes Care Inc (b)(c)	37,016	463,070
Tela Bio Inc (c)	18,634	33,169
Tenon Medical Inc (b)(c)	638	791
TransMedics Group Inc (b)(c)	20,084	2,308,857
Treace Medical Concepts Inc (b)(c)	51,650	379,111
UFP Technologies Inc (b)(c)	4,899	1,029,574
Utah Medical Products Inc (b)	2,539	157,951
Varex Imaging Corp (c)	18,221	210,453
Vivani Medical Inc (c)	37,626	43,270
Zimvie Inc (c)	17,692	334,025
Zynex Inc (b)(c)	24,118	39,554
		250,112,162
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	51,719	1,187,468
AdaptHealth Corp (b)(c)	74,776	709,624
Addus HomeCare Corp (b)(c)	10,686	1,230,707
AirSculpt Technologies Inc (b)(c)	34,329	221,422
Alignment Healthcare Inc (c)	114,642	1,875,543
Astrana Health Inc (c)	31,350	1,001,946
Aveanna Healthcare Holdings Inc (c)	112,853	902,824
Biodesix Inc (b)(c)	59,741	25,486
BrightSpring Health Services Inc (b)(c)	102,310	2,423,724
Castle Biosciences Inc (c)	13,897	333,667
Clover Health Investments Corp Class A (b)(c)	239,672	627,941
CorVel Corp (c)	30,818	2,744,343
Cosmos Health Inc (c)	2,226	1,758
Cross Country Healthcare Inc (c)	22,433	300,154
DocGo Inc Class A (c)	20,909	32,618
Ensign Group Inc/The (b)	34,763	5,971,588
Fulgent Genetics Inc (c)	21,856	484,548
GeneDx Holdings Corp Class A (b)(c)	16,583	2,147,333
Guardant Health Inc (b)(c)	72,677	4,899,883
HealthEquity Inc (c)	51,514	4,601,746
Henry Schein Inc (c)	74,040	5,151,703
Innovage Holding Corp (c)	79,119	303,026
Joint Corp/The (b)(c)	8,305	89,196
Kindly MD Inc (b)(c)	3,938	21,422
LifeStance Health Group Inc (c)	208,903	1,144,788
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	3,011
National Research Corp Class A	15,197	223,244
NeoGenomics Inc (c)	76,378	670,599
Nutex Health Inc (b)(c)	3,332	279,188
Omada Health Inc (b)	34,798	824,365
Oncology Institute Inc/The (b)(c)	60,628	206,135
OPKO Health Inc (b)(c)	559,350	771,903
Option Care Health Inc (b)(c)	99,942	2,866,337
P3 Health Partners Inc Class A (b)(c)	610	5,074
Pennant Group Inc/The (c)	17,350	416,574
Performant Healthcare Inc (b)(c)	50,332	384,033
Precipio Inc (c)	3,097	46,920
Premier Inc Class A (b)	50,432	1,306,189
Privia Health Group Inc (c)	70,557	1,625,633
Progyny Inc (c)	54,376	1,287,080
Quipt Home Medical Corp (United States) (c)	27,573	72,517
RadNet Inc (b)(c)	46,513	3,337,773
SBC Medical Group Holdings Inc (b)(c)	35,570	145,126
Surgery Partners Inc (b)(c)	71,563	1,623,764
Talkspace Inc Class A (b)(c)	82,995	220,767
Viemed Healthcare Inc (b)(c)	24,506	180,609
Wellgistics Health Inc (b)(c)	30,395	37,386
		54,968,685
Health Care Technology - 0.0%
Bullfrog AI Holdings Inc (b)(c)	3,407	4,122
CareCloud Inc (c)	17,196	66,033
Certara Inc (b)(c)	86,480	937,443
Definitive Healthcare Corp Class A (b)(c)	98,352	396,359
Firefly Neuroscience Inc (b)(c)	3,300	8,745
Forian Inc (b)(c)	18,658	37,316
GoodRx Holdings Inc Class A (c)	55,808	242,765
Health Catalyst Inc (b)(c)	55,014	186,497
Healthcare Triangle Inc (b)(c)	2,127	4,828
HealthStream Inc	18,897	530,628
iSpecimen Inc (b)(c)	1,780	1,266
LifeMD Inc (b)(c)	26,844	166,164
OptimizeRx Corp (c)	10,231	184,874
Schrodinger Inc/United States (b)(c)	39,727	775,074
Simulations Plus Inc (b)(c)	12,272	173,894
TruBridge Inc (b)(c)	10,618	211,935
VSee Health Inc (c)	13,327	8,020
Waystar Holding Corp (c)	102,444	3,880,580
		7,816,543
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (c)	72,957	1,022,128
Adaptive Biotechnologies Corp (c)	90,832	1,197,166
Alpha Teknova Inc (b)(c)	31,452	135,873
Azenta Inc (c)	30,412	928,782
Bio-Techne Corp	93,604	5,113,587
BioLife Solutions Inc (b)(c)	26,496	663,725
Bruker Corp (b)	91,411	3,106,146
Champions Oncology Inc (c)	10,958	74,514
Codexis Inc (b)(c)	83,824	228,840
CryoPort Inc (b)(c)	40,086	355,162
Cytek Biosciences Inc (b)(c)	93,415	386,738
Fortrea Holdings Inc (b)(c)	38,963	383,786
Harvard Bioscience Inc (c)	29,367	14,537
ICON PLC (c)	46,841	8,334,888
Illumina Inc (b)(c)	91,341	9,130,446
Inotiv Inc (b)(c)	5,271	8,907
Lifecore Biomedical Inc (b)(c)	22,336	169,977
Maravai LifeSciences Holdings Inc Class A (b)(c)	124,720	301,822
MaxCyte Inc (c)	6,001	8,340
Medpace Holdings Inc (c)	17,536	8,338,543
Mesa Laboratories Inc (b)	4,313	292,206
Nautilus Biotechnology Inc Class A (c)	67,559	45,940
Niagen Bioscience Inc (b)(c)	46,357	458,934
OmniAb Inc (b)(c)	97,359	155,774
Pacific Biosciences of California Inc (b)(c)	192,138	251,701
Personalis Inc (b)(c)	46,175	225,796
Quanterix Corp (b)(c)	18,178	82,710
Quantum-Si Inc Class A (b)(c)	111,123	124,458
Rapid Micro Biosystems Inc Class A (b)(c)	21,522	51,868
Repligen Corp (b)(c)	33,434	4,089,647
Seer Inc Class A (b)(c)	85,222	174,705
Sotera Health Co (b)(c)	152,859	2,502,302
Standard BioTools Inc (c)	306,151	385,750
Tempus AI Inc Class A (b)(c)	99,110	7,518,485
		56,264,183
Pharmaceuticals - 0.3%
Aardvark Therapeutics Inc (b)	9,216	76,493
Aclaris Therapeutics Inc (c)	99,295	191,639
ALT5 Sigma Corp (b)(c)	11,723	92,377
Alumis Inc (c)	53,076	246,273
Amneal Intermediate Inc Class A (c)	185,204	1,770,550
Amphastar Pharmaceuticals Inc (c)	29,577	905,648
Amylyx Pharmaceuticals Inc (c)	58,500	548,730
AN2 Therapeutics Inc (c)	13,988	15,387
Anebulo Pharmaceuticals Inc (b)(c)	7,788	19,470
ANI Pharmaceuticals Inc (c)	12,847	1,201,195
Aquestive Therapeutics Inc (b)(c)	54,400	205,088
Arvinas Inc (c)	30,637	236,824
Assertio Holdings Inc (c)	41,301	34,490
Atea Pharmaceuticals Inc (b)(c)	70,950	238,392
Athira Pharma Inc (c)	6,597	2,564
Avadel Pharmaceuticals PLC Class A (c)	55,397	817,660
Axsome Therapeutics Inc (b)(c)	28,815	3,494,683
Belite Bio Inc ADR (b)(c)	6,727	424,003
BioAge Labs Inc (b)	37,600	185,368
Biote Corp Class A (c)	19,805	68,129
CalciMedica Inc (c)	9,699	26,187
Cassava Sciences Inc (b)(c)	47,791	108,963
Clearside Biomedical Inc (c)	46,832	17,211
Cocrystal Pharma Inc (c)	6,122	9,183
Cognition Therapeutics Inc (b)(c)	18,310	44,493
Collegium Pharmaceutical Inc (c)	21,619	838,817
Context Therapeutics Inc (c)	63,705	53,512
Contineum Therapeutics Inc Class A (c)	9,490	99,171
Corcept Therapeutics Inc (b)(c)	62,524	4,359,173
CorMedix Inc (b)(c)	39,974	592,814
Crinetics Pharmaceuticals Inc (b)(c)	58,509	1,813,194
Cumberland Pharmaceuticals Inc (c)	11,327	39,531
Dare Bioscience Inc (c)	7,571	15,293
Durect Corp (c)	17,821	34,216
Edgewise Therapeutics Inc (b)(c)	64,267	922,231
Enliven Therapeutics Inc (b)(c)	31,694	642,437
Enliven Therapeutics Inc rights (c)(d)	8,204	0
Enveric Biosciences Inc (b)(c)	10,913	12,332
Esperion Therapeutics Inc (b)(c)	110,863	246,116
Eton Pharmaceuticals Inc (b)(c)	19,450	336,680
Evolus Inc (b)(c)	34,210	261,022
EyePoint Pharmaceuticals Inc (b)(c)	47,622	550,987
Fulcrum Therapeutics Inc (c)	34,555	223,916
Harmony Biosciences Holdings Inc (c)	34,758	1,282,223
Harmony Biosciences Holdings Inc rights (c)(d)	37,934	0
Harrow Inc (b)(c)	22,349	871,611
Hoth Therapeutics Inc (c)	31,711	36,785
Hyperion DeFi Inc (b)(c)	864	5,270
ImageneBio Inc (c)	1,904	25,514
ImageneBio Inc rights (c)(d)	22,851	0
Incannex Healthcare Inc (b)(c)	116,349	76,674
Innoviva Inc (c)	41,471	847,253
Iterum Therapeutics plc (b)(c)	12,370	8,372
Jazz Pharmaceuticals PLC (c)	36,655	4,682,676
Journey Medical Corp (c)	8,674	62,540
Jupiter Neurosciences Inc (b)(c)	15,860	23,314
Landos Biopharma Inc rights (c)(d)	2,305	0
LENZ Therapeutics Inc (b)(c)	19,504	753,440
Ligand Pharmaceuticals Inc (c)	11,059	1,788,352
Ligand Pharmaceuticals Inc rights (c)	1,518	121
Ligand Pharmaceuticals Inc rights (c)	1,518	52
Ligand Pharmaceuticals Inc rights (c)	1,518	4
Ligand Pharmaceuticals Inc rights (c)	1,518	1
Lipocine Inc (c)	4,461	12,982
Liquidia Corp (b)(c)	55,973	1,549,333
Maze Therapeutics Inc (b)	29,576	428,556
MBX Biosciences Inc (c)	22,360	337,412
Mind Medicine MindMed Inc (b)(c)	51,613	458,323
Mira Pharmaceuticals Inc (c)	9,455	12,953
Nektar Therapeutics (c)	7,297	217,888
Neonc Technologies Holdings Inc (c)	10,132	75,129
Neumora Therapeutics Inc (c)	80,256	138,843
Novartis AG rights (c)(d)	40,508	0
NRX Pharmaceuticals Inc (c)	21,976	50,984
Nutriband Inc (b)(c)	8,237	53,252
Ocular Therapeutix Inc (b)(c)	102,200	1,247,862
Omeros Corp (b)(c)	40,302	167,656
Optinose Inc (d)	6,931	0
Pacira BioSciences Inc (c)	25,641	683,845
Paratek Pharmaceuticals Inc rights (b)(c)(d)	29,676	0
Phathom Pharmaceuticals Inc (b)(c)	43,758	532,972
Phibro Animal Health Corp Class A	16,115	597,383
Pliant Therapeutics Inc (c)	19,787	32,451
ProPhase Labs Inc (c)	12,076	4,083
Pulmatrix Inc (c)	4,570	22,507
Rani Therapeutics Holdings Inc Class A (b)(c)	7,171	3,658
Rapport Therapeutics Inc (b)(c)	25,555	450,535
Relmada Therapeutics Inc (c)	3,509	3,930
Reviva Pharmaceuticals Holdings Inc (b)(c)	19,951	8,978
Royalty Pharma PLC Class A (b)	248,430	8,938,512
Sanofi SA ADR	165,931	8,210,267
Satsuma Pharmaceuticals Inc rights (c)(d)	19,951	0
scPharmaceuticals Inc (b)(c)	52,482	288,651
SCYNEXIS Inc (c)	22,803	18,958
Seelos Therapeutics Inc rights (b)(c)(d)	2,932	0
Septerna Inc (b)	30,358	367,332
SIGA Technologies Inc (b)	42,288	354,796
Structure Therapeutics Inc ADR (b)(c)	37,510	723,943
Supernus Pharmaceuticals Inc (c)	32,615	1,471,589
Talphera Inc (c)	16,366	8,854
Tarsus Pharmaceuticals Inc (c)	25,785	1,510,485
Telomir Pharmaceuticals Inc (b)(c)	18,464	24,372
Terns Pharmaceuticals Inc (b)(c)	69,339	482,599
Theravance Biopharma Inc (b)(c)	41,997	582,918
Titan Pharmaceuticals Inc (b)(c)	1,511	5,923
Traws Pharma Inc (c)	743	1,041
Traws Pharma Inc rights (c)(d)	33,198	0
Trevi Therapeutics Inc (b)(c)	69,572	504,745
Tvardi Therapeutics Inc (b)(c)	6,450	192,984
Ventyx Biosciences Inc (c)	66,022	158,453
Verrica Pharmaceuticals Inc (b)(c)	5,897	32,994
Veru Inc (c)	8,519	27,687
Viatris Inc	679,725	7,171,100
VYNE Therapeutics Inc (c)	2,907	932
WaVe Life Sciences Ltd (b)(c)	86,051	826,090
Xeris Biopharma Holdings Inc (c)	80,643	631,435
Xeris Biopharma Holdings Inc rights (c)(d)	39,901	0
Zevra Therapeutics Inc (b)(c)	33,857	307,083
		72,421,902
TOTAL HEALTH CARE		1,022,130,095

Industrials - 3.6%
Aerospace & Defense - 0.4%
AeroVironment Inc (c)	26,924	6,498,107
AerSale Corp (c)	32,521	280,656
AIRO Group Holdings Inc (b)	14,752	347,410
Astronics Corp (b)(c)	17,053	620,218
Axon Enterprise Inc (c)	46,124	34,468,004
Byrna Technologies Inc (b)(c)	13,015	265,506
Firefly Aerospace Inc (c)	111,568	5,061,840
Innovative Solutions And Support Inc (b)(c)	9,226	119,477
Intuitive Machines Inc Class A (b)(c)	69,309	607,840
Kratos Defense & Security Solutions Inc (b)(c)	98,978	6,516,712
Leonardo DRS Inc	158,727	6,612,567
Mercury Systems Inc (c)	34,843	2,353,645
New Horizon Aircraft Ltd Class A (b)(c)	12,029	21,050
Optex Systems Holdings Inc (c)	2,641	29,024
Rocket Lab Corp (b)	272,864	13,261,190
Safe Pro Group Inc (b)(c)	6,561	43,959
Satellogic Inc Class A (b)(c)	49,568	184,889
Tat Technologies Ltd (c)	5,856	213,451
VirTra Inc (c)	5,587	33,410
Woodward Inc	35,311	8,715,461
		86,254,416
Air Freight & Logistics - 0.0%
Air T Inc (b)(c)	1,908	44,513
Arrive AI Inc (b)	19,270	94,808
CH Robinson Worldwide Inc	69,994	9,008,228
Forward Air Corp Class A (b)(c)	21,092	633,393
Hub Group Inc Class A	37,630	1,408,115
		11,189,057
Building Products - 0.0%
AAON Inc (b)	48,618	4,032,863
American Woodmark Corp (c)	9,280	599,210
Apogee Enterprises Inc	13,153	578,403
Caesarstone Ltd (c)	28,738	40,808
Captivision Inc (b)(c)	27,461	32,129
Gibraltar Industries Inc (c)	18,121	1,134,193
UFP Industries Inc (b)	35,610	3,595,542
		10,013,148
Commercial Services & Supplies - 0.5%
Aqua Metals Inc (c)	69	264
Bitcoin Depot Inc Class A (c)	17,642	63,864
Bridger Aerospace Group Holdings Inc (b)(c)	22,296	45,261
Casella Waste Systems Inc Class A (b)(c)	36,150	3,562,944
CECO Environmental Corp (b)(c)	21,784	993,133
Cintas Corp	238,790	50,153,065
Copart Inc (c)	570,569	27,849,474
Driven Brands Holdings Inc (b)(c)	93,327	1,719,083
Fuel Tech Inc (c)	9,474	27,664
Greenwave Technology Solutions Inc (c)	53	360
Healthcare Services Group Inc (c)	34,496	538,483
Interface Inc (b)	38,260	1,022,307
Knightscope Inc Class A (b)(c)	2,307	13,934
LanzaTech Global Inc Class A (b)(c)	2,337	49,451
Liquidity Services Inc (c)	20,515	545,494
MillerKnoll Inc (b)	35,213	743,346
Mobile Infrastructure Corp Class A (b)(c)	7,316	28,459
Odyssey Marine Exploration Inc (b)(c)	10,634	20,843
Perma-Fix Environmental Services Inc (b)(c)	12,274	145,938
Quest Resource Holding Corp (c)	12,176	22,708
Royalty Management Holding Corp Class A	4,303	9,639
Smart Powerr Corp (c)	286	443
Tetra Tech Inc (b)	159,317	5,802,325
TOMI Environmental Solutions Inc (c)	8,765	7,231
Virco Mfg. Corp (b)	9,162	78,885
VSE Corp (b)	12,301	1,997,682
		95,442,280
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd (c)	13,381	571,770
Concrete Pumping Holdings Inc	28,701	199,759
Construction Partners Inc Class A (b)(c)	27,383	3,283,222
Ferrovial SE (United States) (b)	426,208	23,368,985
Great Lakes Dredge & Dock Corp (c)	36,930	430,604
IES Holdings Inc (b)(c)	12,105	4,228,398
Limbach Holdings Inc (b)(c)	7,251	830,675
Matrix Service Co (c)	16,612	251,340
MYR Group Inc (c)	9,524	1,783,559
NWPX Infrastructure Inc (b)(c)	7,062	374,004
Shimmick Corp (b)(c)	22,281	63,054
Sterling Infrastructure Inc (b)(c)	18,255	5,084,565
WillScot Holdings Corp	130,239	3,156,993
		43,626,928
Electrical Equipment - 0.1%
374Water Inc (c)	81,433	29,080
Allient Inc	9,636	437,282
American Superconductor Corp (b)(c)	24,070	1,201,093
Array Technologies Inc (b)(c)	95,910	864,149
Beam Global (b)(c)	2,833	7,762
Blink Charging Co (b)(c)	64,706	76,353
Broadwind Inc (c)	19,171	40,259
CBAK Energy Technology Inc (b)(c)	53,154	49,433
Complete Solaria Inc Class A (b)(c)	32,898	49,676
Dragonfly Energy Holdings Corp (c)	2,115	605
Energy Focus Inc (c)	588	1,499
Enovix Corp Class B (b)(c)	109,357	1,052,014
Eos Energy Enterprises Inc (b)(c)	130,646	901,457
Fluence Energy Inc Class A (b)(c)	71,644	530,166
Flux Power Holdings Inc (c)	13,918	21,155
FTC Solar Inc (b)(c)	2,387	14,919
FuelCell Energy Inc (b)(c)	18,002	75,608
Ideal Power Inc (c)	6,103	31,980
LSI Industries Inc	21,061	482,929
NANO Nuclear Energy Inc (b)(c)	21,927	713,505
NeoVolta Inc (b)(c)	21,739	78,043
NEXTracker Inc Class A (b)(c)	85,743	5,767,075
Orion Energy Systems Inc (c)	1,434	10,468
Pioneer Power Solutions Inc (b)	13,099	49,645
Plug Power Inc (b)(c)	681,192	1,069,471
Polar Power Inc (c)	267	559
Powell Industries Inc (b)	7,376	1,963,196
Power Solutions International Inc (b)(c)	13,375	1,108,654
Preformed Line Products Co	3,564	680,973
Shoals Technologies Group Inc (c)	94,540	615,455
SKYX Platforms Corp (c)	45,970	53,325
SolarMax Technology Inc (c)	25,940	30,609
Solidion Technology Inc Class A (b)(c)	1,227	4,012
Stardust Power Inc Class A (c)	9,130	3,667
SUNation Energy Inc rights (c)(d)	1,083	0
Sunrun Inc (b)(c)	140,816	2,248,833
Tigo Energy Inc (c)	36,669	51,337
Ultralife Corp (c)	11,042	76,687
Vicor Corp (b)(c)	21,722	1,110,211
Zeo Energy Corp Class A (b)(c)	18,269	29,961
		21,533,105
Ground Transportation - 0.4%
ArcBest Corp	13,828	1,019,953
Armlogi Holding Corp (b)(c)	12,265	16,558
Avis Budget Group Inc (b)(c)	21,700	3,433,591
CSX Corp (b)	1,109,500	36,069,846
Ftai Infrastructure Inc (b)	81,314	390,307
Heartland Express Inc (b)	30,595	262,811
Hertz Global Holdings Inc (b)(c)	181,037	1,037,342
JB Hunt Transport Services Inc	59,016	8,556,730
Landstar System Inc	19,030	2,518,240
Lyft Inc Class A (c)	239,105	3,878,283
Marten Transport Ltd	47,668	564,389
Old Dominion Freight Line Inc	126,038	19,027,958
PAMT CORP (c)	14,061	172,247
Proficient Auto Logistics Inc (b)(c)	11,148	88,069
Saia Inc (b)(c)	15,914	4,717,864
Universal Logistics Holdings Inc (b)	15,792	409,644
Werner Enterprises Inc (b)	33,291	960,445
		83,124,277
Industrial Conglomerates - 0.4%
Honeywell International Inc	380,392	83,496,044
Icahn Enterprises LP (b)	308,245	2,610,835
		86,106,879
Machinery - 0.3%
Agrify Corp (b)(c)	1,058	49,853
AirJoule Technologies Corp Class A (b)(c)	32,181	148,033
Astec Industries Inc (b)	14,058	650,745
Blue Bird Corp (b)(c)	19,434	1,134,751
ClearSign Technologies Corp (c)	20,915	12,221
Columbus McKinnon Corp/NY	15,943	238,826
Commercial Vehicle Group Inc (c)	21,200	37,312
Eastern Co/The	4,547	108,037
Energy Recovery Inc (c)	35,218	500,448
Franklin Electric Co Inc	28,186	2,758,282
FreightCar America Inc (c)	21,429	183,004
Hillman Solutions Corp Class A (c)	110,866	1,095,356
Hurco Cos Inc (c)	4,416	73,659
Hydrofarm Holdings Group Inc (b)(c)	3,202	15,306
L B Foster Co Class A (c)	6,815	177,394
Laser Photonics Corp (b)(c)	7,313	29,398
Lincoln Electric Holdings Inc	33,431	8,111,364
LiqTech International Inc (c)	729	1,370
Microvast Holdings Inc (b)(c)	190,399	508,365
Middleby Corp/The (c)	31,946	4,371,810
Nephros Inc (c)	3,085	11,507
NN Inc (c)	27,788	71,415
Nordson Corp (b)	32,657	7,350,764
Omega Flex Inc	6,405	226,097
PACCAR Inc	310,371	31,030,893
Palladyne AI Corp Class A (b)(c)	19,766	149,431
Park-Ohio Holdings Corp	8,275	167,155
Perma-Pipe International Holdings Inc (c)	5,412	161,223
Richtech Robotics Inc Class B (b)(c)	37,230	113,365
Stratasys Ltd (b)(c)	38,971	415,041
Symbotic Inc Class A (b)(c)	63,889	3,030,255
Taylor Devices Inc (c)	1,759	86,191
Twin Disc Inc	9,749	123,179
Urban-Gro Inc (b)(c)	9,741	4,024
Xos Inc (b)(c)	2,262	6,401
		63,152,475
Marine Transportation - 0.0%
Lakeside Holding Ltd (c)	4,608	5,253
Pangaea Logistics Solutions Ltd (b)	74,633	397,794
Seanergy Maritime Holdings Corp (b)	11,836	92,202
		495,249
Passenger Airlines - 0.2%
Allegiant Travel Co (b)(c)	13,082	819,718
American Airlines Group Inc (b)(c)	385,858	5,158,921
Frontier Group Holdings Inc (b)(c)	128,517	629,733
JetBlue Airways Corp (b)(c)	200,213	1,071,140
Mesa Air Group Inc (c)	19,225	23,839
SkyWest Inc (c)	24,401	2,962,281
Strata Critical Medical Inc (b)(c)	61,285	267,815
Sun Country Airlines Holdings Inc (c)	26,588	352,291
United Airlines Holdings Inc (c)	193,902	20,359,711
		31,645,449
Professional Services - 0.8%
Aeries Technology Inc Class A (b)(c)	12,875	9,340
Asure Software Inc (c)	16,793	141,061
Automatic Data Processing Inc	240,563	73,143,181
Barrett Business Services Inc	16,005	781,044
Concentrix Corp (b)	39,615	2,090,087
Conduent Inc (c)	113,938	316,748
CRA International Inc	4,662	903,309
CSG Systems International Inc	17,811	1,142,754
DLH Holdings Corp (c)	7,855	43,831
ExlService Holdings Inc (c)	95,522	4,181,953
Exponent Inc	29,014	2,071,019
Falcon's Beyond Global Inc Class A (b)	4,009	29,486
First Advantage Corp (b)(c)	106,738	1,746,234
Forrester Research Inc (c)	10,756	104,763
Heidrick & Struggles International Inc	12,184	619,069
HireQuest Inc (b)	8,515	83,106
Hudson Global Inc (c)	2,363	22,236
Huron Consulting Group Inc (c)	11,679	1,599,556
IBEX Holdings Ltd (c)	10,693	315,764
ICF International Inc	12,108	1,189,248
Innodata Inc (b)(c)	17,995	683,450
Kelly Services Inc Class A	39,574	563,138
Legalzoom.com Inc (c)	100,156	1,109,728
Nixxy Inc (b)(c)	6,318	10,741
Paychex Inc	212,632	29,652,596
Paylocity Holding Corp (c)	32,115	5,755,971
Rcm Technologies Inc (b)(c)	6,993	189,720
Resolute Holdings Management Inc (b)	4,748	313,795
Resources Connection Inc	24,760	126,524
Science Applications International Corp	27,451	3,230,983
ShiftPixy Inc (c)(d)	1	6
SS&C Technologies Holdings Inc (b)	145,374	12,888,859
TTEC Holdings Inc (b)(c)	38,929	147,541
Upwork Inc (c)	80,877	1,244,697
Verisk Analytics Inc	82,443	22,104,617
Verra Mobility Corp Class A (c)	100,260	2,491,461
Where Food Comes From Inc (c)	2,480	29,859
Willdan Group Inc (b)(c)	9,457	1,038,946
		172,116,421
Trading Companies & Distributors - 0.3%
Distribution Solutions Group Inc (b)(c)	28,535	919,112
DXP Enterprises Inc/TX (c)	9,897	1,235,937
Fastenal Co	674,817	33,511,412
FTAI Aviation Ltd	60,977	9,381,311
Hudson Technologies Inc (c)	27,800	282,448
iPower Inc (b)(c)	16,779	8,103
Karat Packaging Inc	11,593	293,071
McGrath RentCorp	15,057	1,829,275
Rush Enterprises Inc Class A	38,095	2,186,653
Rush Enterprises Inc Class B	10,100	586,204
Titan Machinery Inc (c)	14,121	282,420
Transcat Inc (b)(c)	5,408	454,002
Willis Lease Finance Corp (b)	3,807	566,025
Xometry Inc Class A (b)(c)	27,448	1,358,127
		52,894,100
TOTAL INDUSTRIALS		757,593,784

Information Technology - 49.7%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (c)	57,567	539,978
Applied Optoelectronics Inc (b)(c)	33,368	807,506
Aviat Networks Inc (c)	6,474	148,643
Cisco Systems Inc	2,346,603	162,126,801
Clearfield Inc (b)(c)	8,770	286,077
ClearOne Inc (b)(c)	1,275	5,215
CommScope Holding Co Inc (c)	131,939	2,116,302
Comtech Telecommunications Corp (c)	31,154	60,750
Digi International Inc (c)	21,277	738,737
Extreme Networks Inc (c)	71,355	1,525,570
F5 Inc (c)	33,628	10,530,272
Franklin Wireless Corp (c)	9,420	41,825
Genasys Inc (b)(c)	28,415	55,125
Harmonic Inc (c)	76,795	738,768
Inseego Corp (b)(c)	6,491	80,034
KVH Industries Inc (c)	12,585	70,854
Lantronix Inc (c)	22,155	110,000
Lumentum Holdings Inc (b)(c)	40,785	5,416,656
Netgear Inc (c)	18,701	508,106
NetScout Systems Inc (c)	48,173	1,199,026
Ondas Holdings Inc (c)	98,726	578,534
Ribbon Communications Inc (b)(c)	116,776	476,446
Viasat Inc (c)	81,175	2,624,388
Viavi Solutions Inc (c)	130,912	1,476,687
		192,262,300
Electronic Equipment, Instruments & Components - 0.4%
908 Devices Inc (b)(c)	26,347	164,669
Advanced Energy Industries Inc	22,030	3,297,450
Aeva Technologies Inc (c)	32,605	482,717
Airgain Inc (c)	6,076	25,762
AmpliTech Group Inc (c)	9,192	34,930
Astrotech Corp (c)	1,228	6,275
Avnet Inc	51,919	2,833,220
Bel Fuse Inc Class A	1,744	199,566
Bel Fuse Inc Class B	6,604	888,634
CDW Corp/DE	77,155	12,712,059
Climb Global Solutions Inc (b)	3,256	402,311
Coda Octopus Group Inc (c)	4,103	33,255
Cognex Corp (b)	94,749	4,163,271
CPS Technologies Corp (c)	4,893	16,881
Daktronics Inc (b)(c)	32,115	557,195
Data I/O Corp (c)	15,054	46,667
Deswell Industries Inc	1,149	4,366
ePlus Inc (b)	17,238	1,247,514
Evolv Technologies Holdings Inc Class A (b)(c)	111,484	918,628
Flex Ltd (c)	222,635	11,937,689
Focus Universal Inc (b)(c)	2,572	4,887
Frequency Electronics Inc (b)(c)	5,296	170,796
Identiv Inc (c)	13,327	49,310
Insight Enterprises Inc (b)(c)	18,837	2,451,824
Interlink Electronics Inc (c)	6,627	61,101
IPG Photonics Corp (b)(c)	25,226	2,063,991
Itron Inc (b)(c)	27,084	3,329,707
Key Tronic Corp (c)	6,057	17,686
Kimball Electronics Inc (c)	16,010	462,209
LightPath Technologies Inc Class A (c)	23,346	124,901
Lightwave Logic Inc (b)(c)	110,457	371,136
Littelfuse Inc (b)	15,042	3,908,363
MicroVision Inc (b)(c)	192,734	221,644
MultiSensor AI Holdings Inc (c)	11,410	7,691
Napco Security Technologies Inc	23,106	879,183
Neonode Inc (b)(c)	10,699	256,241
nLight Inc (c)	30,814	887,443
Novanta Inc (c)	21,326	2,482,560
OSI Systems Inc (b)(c)	10,001	2,300,730
Ouster Inc Class A (c)	32,842	936,982
PC Connection Inc	15,808	1,015,032
Plexus Corp (c)	16,631	2,278,613
Powerfleet Inc NJ (b)(c)	75,351	351,889
Red Cat Holdings Inc (b)(c)	57,672	515,588
Research Frontiers Inc (c)	10,936	14,764
RF Industries Ltd (c)	2,448	17,173
Richardson Electronics Ltd/United States	7,825	76,920
Sanmina Corp (b)(c)	32,574	3,828,096
ScanSource Inc (c)	16,269	710,142
Scantech AI Systems Inc (b)	3,880	1,640
Sono-Tek Corp (c)	2,629	8,807
Syntec Optics Holdings Inc Class A (b)(c)	19,932	31,493
Trimble Inc (c)	138,752	11,213,937
TTM Technologies Inc (c)	63,704	2,839,287
Vuzix Corp (b)(c)	38,602	81,836
Wetouch Technology Inc (b)(c)	6,414	7,248
Wrap Technologies Inc (b)(c)	38,058	52,901
Zebra Technologies Corp Class A (c)	29,681	9,411,548
		93,418,358
IT Services - 0.5%
Akamai Technologies Inc (c)	86,264	6,826,070
Amdocs Ltd	66,895	5,724,205
Applied Digital Corp (b)(c)	133,736	2,137,101
Backblaze Inc Class A (b)(c)	23,814	198,847
Brand Engagement Network Inc Class A (b)(c)	4,402	1,355
CISO Global Inc (c)	17,839	16,464
Cloudastructure Inc Class A (b)	5,483	8,608
Cognizant Technology Solutions Corp Class A	291,577	21,066,438
Commerce.com Inc (c)	65,201	303,185
CoreWeave Inc Class A (c)	214,426	22,094,456
Couchbase Inc (c)	29,865	728,407
Crexendo Inc (c)	15,416	97,429
CSP Inc (b)	8,458	102,003
Data Storage Corp (c)	9,803	44,604
Glimpse Group Inc/The (c)	9,486	14,039
Grid Dynamics Holdings Inc (c)	106,026	878,956
Hackett Group Inc/The	16,331	340,011
Information Services Group Inc	29,262	151,285
MicroAlgo Inc (b)(c)	7,198	62,551
MongoDB Inc Class A (c)	48,188	15,208,615
Okta Inc Class A (c)	97,539	9,048,693
Rackspace Technology Inc (b)(c)	197,868	249,314
Research Solutions Inc/CA (c)	16,973	51,428
TSS Inc/MD (b)(c)	15,046	209,516
Tucows Inc Class A (b)(c)	6,583	120,337
VeriSign Inc	55,462	15,161,647
XTI Aerospace Inc (b)(c)	5,535	11,125
		100,856,689
Semiconductors & Semiconductor Equipment - 21.1%
ACM Research Inc Class A (c)	34,438	971,840
Advanced Micro Devices Inc (c)	960,405	156,190,665
Aehr Test Systems (b)(c)	16,422	409,729
Aeluma Inc (b)(c)	9,830	224,026
Alpha & Omega Semiconductor Ltd (b)(c)	19,954	574,077
Ambarella Inc (c)	24,189	1,995,109
Amkor Technology Inc	146,967	3,555,132
Amtech Systems Inc (c)	11,847	74,992
Analog Devices Inc	294,061	73,900,470
Applied Materials Inc	475,594	76,456,491
ARM Holdings PLC ADR (b)(c)	79,100	10,940,321
Astera Labs Inc (c)	97,805	17,820,071
Atomera Inc (b)(c)	16,578	54,376
Axcelis Technologies Inc (b)(c)	19,268	1,542,211
AXT Inc (b)(c)	24,453	70,914
Blaize Holdings Inc Class A (c)	63,631	227,163
Broadcom Inc	2,786,764	828,755,746
CEVA Inc (b)(c)	13,984	310,724
Cirrus Logic Inc (c)	31,575	3,605,549
Cohu Inc (c)	27,737	551,966
Credo Technology Group Holding Ltd (c)	101,592	12,501,404
CVD Equipment Corp (c)	6,633	18,704
Datavault AI Inc (b)(c)	27,339	9,759
Diodes Inc (c)	27,470	1,495,329
Enphase Energy Inc (c)	77,007	2,903,164
Entegris Inc (b)	89,190	7,468,771
Everspin Technologies Inc (b)(c)	17,797	114,435
First Solar Inc (c)	63,801	12,453,317
FormFactor Inc (c)	46,137	1,346,739
GlobalFoundries Inc (b)(c)	326,500	10,901,835
GSI Technology Inc (c)	15,609	45,890
Ichor Holdings Ltd (c)	20,965	353,260
Impinj Inc (b)(c)	16,891	3,166,556
Intel Corp (c)	2,583,552	62,909,491
KLA Corp	78,338	68,310,736
Kopin Corp (b)(c)	79,379	166,696
Lam Research Corp	757,403	75,853,910
Lattice Semiconductor Corp (b)(c)	81,924	5,438,115
MACOM Technology Solutions Holdings Inc (b)(c)	43,970	5,634,756
Marvell Technology Inc	510,728	32,106,916
Maxeon Solar Technologies Ltd (b)(c)	6,830	24,929
MaxLinear Inc Class A (c)	48,522	762,766
Microchip Technology Inc	319,023	20,736,495
Micron Technology Inc	661,971	78,781,169
MKS Inc (b)	39,582	4,090,404
Mobix Labs Inc Class A (b)(c)	27,433	32,371
Monolithic Power Systems Inc	28,258	23,616,906
Navitas Semiconductor Corp Class A (b)(c)	116,342	681,764
NVE Corp (b)	2,869	185,280
NVIDIA Corp (b)	14,461,216	2,518,854,603
ON Semiconductor Corp (c)	246,404	12,219,174
PDF Solutions Inc (c)	23,777	486,240
Penguin Solutions Inc (b)(c)	30,724	741,370
Photronics Inc (b)(c)	36,989	838,541
Pixelworks Inc (b)(c)	4,303	37,092
Power Integrations Inc (b)	33,955	1,531,371
Qorvo Inc (c)	54,787	4,969,181
QUALCOMM Inc	650,593	104,569,813
QuickLogic Corp (b)(c)	8,417	43,179
Rambus Inc (b)(c)	63,439	4,679,895
Rigetti Computing Inc Class A (b)(c)	190,692	3,094,931
Semtech Corp (b)(c)	51,357	2,983,328
Silicon Laboratories Inc (c)	19,523	2,622,915
SiTime Corp (b)(c)	15,017	3,629,158
SkyWater Technology Inc (b)(c)	27,439	328,994
Skyworks Solutions Inc	87,811	6,580,556
SolarEdge Technologies Inc (b)(c)	36,756	1,243,088
Synaptics Inc (c)	23,021	1,608,247
Teradyne Inc	94,085	11,124,610
Texas Instruments Inc	538,618	109,059,373
Ultra Clean Holdings Inc (c)	28,808	691,968
Universal Display Corp (b)	28,023	3,883,708
Veeco Instruments Inc (b)(c)	31,017	760,537
		4,406,925,311
Software - 16.6%
8x8 Inc (c)	116,094	229,866
ACI Worldwide Inc (c)	63,276	3,122,671
Adeia Inc (b)	64,328	967,493
Adobe Inc (c)	252,423	90,039,284
Agilysys Inc (b)(c)	16,326	1,781,493
Airship AI Holdings Inc Class A (b)(c)	22,323	99,784
Alarm.com Holdings Inc (b)(c)	29,655	1,738,673
Alkami Technology Inc (b)(c)	62,086	1,589,402
Alpha Modus Holdings Inc Class A (b)(c)	10,153	10,762
Amplitude Inc Class A (b)(c)	67,531	771,879
Appfolio Inc Class A (c)	13,491	3,742,134
Appian Corp Class A (c)	25,435	782,889
AppLovin Corp Class A (c)	182,324	87,258,443
Arteris Inc (b)(c)	22,111	208,286
Atlassian Corp Class A (c)	97,772	17,381,906
AudioEye Inc (b)(c)	8,256	106,090
Aurora Innovation Inc Class A (b)(c)	837,851	4,717,101
authID Inc (b)(c)	5,456	24,334
Autodesk Inc (c)	126,918	39,941,095
AvePoint Inc Class A (c)	118,426	1,937,449
Aware Inc/MA (c)	17,102	37,624
Bentley Systems Inc Class B (b)	173,290	9,643,589
Bit Digital Inc (b)(c)	159,576	410,110
Bitdeer Technologies Group Class A (b)(c)	91,946	1,313,908
BitFuFu Inc Class A (b)(c)	17,331	67,071
Blackbaud Inc (c)	32,200	2,148,062
BlackLine Inc (b)(c)	35,486	1,929,374
Braze Inc Class A (c)	56,587	1,567,460
Bridgeline Digital Inc (b)(c)	18,622	26,629
BTCS Inc (c)	11,003	45,993
Btcs Inc Series V (c)(d)	2,315	0
Cadence Design Systems Inc (c)	161,632	56,640,702
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	389,382	3,854,882
Cerence Inc (b)(c)	22,435	236,241
CID Holdco Inc	14,755	62,266
Cipher Mining Inc (b)(c)	227,307	1,736,625
Cleanspark Inc (b)(c)	167,431	1,585,572
Commvault Systems Inc (c)	26,029	4,858,183
Confluent Inc Class A (c)	170,736	3,390,817
Consensus Cloud Solutions Inc (b)(c)	11,331	301,065
Core Scientific Inc (b)(c)	178,966	2,568,162
Crowdstrike Holdings Inc Class A (c)	147,566	62,523,714
CyberArk Software Ltd (b)(c)	29,278	13,270,546
Daily Journal Corp (b)(c)	1,047	489,158
Datadog Inc Class A (c)	189,301	25,873,661
Digi Power X Inc (United States) (b)(c)	31,650	69,630
Digimarc Corp (b)(c)	14,667	127,016
Digital Turbine Inc (c)	72,470	304,374
Docusign Inc (c)	120,115	9,208,016
Domo Inc Class B (b)(c)	24,261	356,151
Dropbox Inc Class A (c)	113,511	3,298,630
Duos Technologies Group Inc (b)(c)	5,448	34,867
eGain Corp (c)	25,045	157,533
EverCommerce Inc (b)(c)	116,040	1,340,262
Expensify Inc Class A (c)	35,177	68,947
Fatpipe Inc/UT (b)	9,388	59,473
Five9 Inc (b)(c)	42,201	1,136,051
Fortinet Inc (c)	453,424	35,716,208
Freshworks Inc Class A (c)	142,666	1,921,711
Gen Digital Inc	365,114	11,026,443
Gitlab Inc Class A (b)(c)	85,779	4,119,108
Greenidge Generation Holdings Inc Class A (c)	3,594	4,421
I3 Verticals Inc Class A (b)(c)	20,118	632,711
Intapp Inc (c)	47,191	2,170,314
Intellicheck Inc (c)	14,317	78,028
InterDigital Inc (b)	15,371	4,176,454
Intrusion Inc (b)(c)	3,947	6,986
Intuit Inc	165,351	110,289,117
Iveda Solutions Inc (b)(c)	2,211	3,538
Jamf Holding Corp (b)(c)	62,046	578,269
JFrog Ltd (c)	67,035	3,309,518
Kaltura Inc (c)	61,101	97,151
Life360 Inc (b)(c)	44,682	4,041,263
LivePerson Inc (b)(c)	29,521	27,514
Manhattan Associates Inc (c)	36,079	7,772,860
MARA Holdings Inc (b)(c)	209,348	3,345,381
MicroCloud Hologram Inc (b)(c)	237	1,077
Microsoft Corp	4,404,896	2,231,916,754
Mitek Systems Inc (b)(c)	28,416	288,991
Monday.com Ltd (c)	29,851	5,761,243
Myseum Inc (c)	988	1,996
nCino Inc (b)(c)	69,988	2,247,315
NetSol Technologies Inc (c)	5,970	24,179
NextNav Inc Class A (b)(c)	79,002	1,407,026
Nutanix Inc Class A (c)	158,658	10,663,404
OneSpan Inc (b)	26,805	405,426
Onestream Inc Class A (c)	46,728	971,475
Pagaya Technologies Ltd Class A (b)(c)	39,258	1,447,835
Palantir Technologies Inc Class A (c)	1,340,948	210,139,961
Palo Alto Networks Inc (c)	395,129	75,279,977
Pegasystems Inc	102,802	5,572,896
Phunware Inc (c)	9,310	24,020
Porch Group Inc (c)	68,852	1,168,418
Progress Software Corp (b)(c)	26,057	1,206,179
PTC Inc (c)	70,658	15,085,483
Qualys Inc (c)	21,721	2,949,929
Rapid7 Inc (c)	39,810	824,465
reAlpha Tech Corp (b)(c)	24,121	9,371
Red Violet Inc	8,779	441,057
Rekor Systems Inc (b)(c)	103,144	115,521
Rezolve AI PLC (b)(c)	154,854	579,154
Rimini Street Inc (c)	136,523	591,145
Riot Platforms Inc (b)(c)	214,534	2,951,988
Roadzen Inc (b)(c)	41,570	40,693
Roper Technologies Inc	63,784	33,570,157
SailPoint Inc (b)	328,749	6,785,379
ServiceTitan Inc Class A (c)	45,512	4,880,252
Silvaco Group Inc (b)(c)	12,895	68,859
Soluna Holdings Inc (b)(c)	1,891	895
SoundHound AI Inc Class A (b)(c)	218,347	2,842,878
SoundThinking Inc (c)	9,121	116,110
Sprout Social Inc Class A (c)	27,608	435,930
SPS Commerce Inc (c)	22,175	2,445,903
Strategy Inc Class A (c)	150,337	50,274,196
Synchronoss Technologies Inc (c)	7,220	43,464
Synopsys Inc (c)	91,816	55,412,792
T Stamp Inc Class A (c)	421	1,203
Telos Corp (c)	43,817	270,789
Tenable Holdings Inc (c)	73,492	2,272,373
Terawulf Inc (b)(c)	220,030	2,079,284
Thumzup Media Corp (b)(c)	9,477	51,650
Upland Software Inc (c)	21,178	59,934
Varonis Systems Inc (b)(c)	67,392	3,977,476
Veea Inc Class A (c)	12,454	7,287
Verint Systems Inc (c)	37,481	764,238
Veritone Inc (b)(c)	16,152	49,264
Vertex Inc Class A (b)(c)	42,187	1,089,268
Viant Technology Inc Class A (b)(c)	11,212	116,605
Workday Inc Class A (c)	128,070	29,561,117
Zoom Communications Inc Class A (c)	153,304	12,482,012
Zscaler Inc (c)	92,024	25,495,249
		3,463,781,935
Technology Hardware, Storage & Peripherals - 10.2%
Apple Inc (b)	8,851,611	2,054,812,978
AstroNova Inc (c)	4,427	50,379
CompoSecure Inc Class A (b)(c)	59,271	1,133,262
Corsair Gaming Inc (c)	67,956	606,847
CPI Card Group Inc (c)	7,163	111,600
Foxx Development Holdings Inc (b)	4,245	23,092
Immersion Corp (b)	18,884	133,321
NetApp Inc	121,230	13,673,532
One Stop Systems Inc (c)	12,878	76,624
Quantum Computing Inc (b)(c)	92,696	1,462,743
Quantum Corp (c)	6,388	47,463
Sandisk Corp/DE	86,076	4,516,408
Seagate Technology Holdings PLC	125,292	20,973,881
Socket Mobile Inc (c)	1,296	1,360
Sonim Technologies Inc (b)(c)	2,066	1,217
Super Micro Computer Inc (b)(c)	353,285	14,675,459
TransAct Technologies Inc (c)	6,575	28,536
Turtle Beach Corp (b)(c)	11,336	179,336
Western Digital Corp	206,110	16,558,877
Xerox Holdings Corp (b)	79,797	317,592
		2,129,384,507
TOTAL INFORMATION TECHNOLOGY		10,386,629,100

Materials - 0.8%
Chemicals - 0.7%
Alto Ingredients Inc (c)	45,352	51,248
Arq Inc (c)	22,137	170,898
ASP Isotopes Inc (b)(c)	46,730	433,654
Balchem Corp	19,383	3,141,790
Hawkins Inc (b)	12,450	2,083,259
Innospec Inc	14,892	1,304,390
Linde PLC	278,789	133,341,991
Northern Technologies International Corp	6,565	48,581
Novusterra Inc (b)(c)(d)	7,237	0
Origin Materials Inc Class A (b)(c)	194,996	104,284
PureCycle Technologies Inc (b)(c)	107,559	1,537,018
Solesence Inc (c)	31,985	117,065
		142,334,178
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	2,925	126,272
United States Lime & Minerals Inc (b)	17,225	2,168,972
		2,295,244
Containers & Packaging - 0.0%
TriMas Corp	25,549	987,980
Metals & Mining - 0.1%
5E Advanced Materials Inc (c)	765	2,662
American Battery Technology Co (b)(c)	49,777	122,949
American Infrastructure Corp (b)(d)	15,509	0
Ascent Industries Co (c)	7,726	94,412
Aura Minerals Inc (United States)	49,417	1,443,471
Century Aluminum Co (c)	58,048	1,296,212
Ferroglobe PLC (b)	100,731	421,056
Friedman Industries Inc	3,162	60,363
Hycroft Mining Holding Corp (b)(c)	12,539	57,052
Inno Holdings Inc (b)(c)	940	4,879
Kaiser Aluminum Corp (b)	9,324	726,060
NioCorp Developments Ltd (c)	29,978	137,899
Olympic Steel Inc	7,489	252,454
Perpetua Resources Corp (United States) (b)(c)	60,804	1,147,371
Ramaco Resources Inc Class A (b)(c)	27,425	711,130
Ramaco Resources Inc Class B	6,643	107,949
ReElement Technologies Corp (b)(d)	28,952	0
Royal Gold Inc	38,911	6,987,637
Steel Dynamics Inc	88,995	11,651,226
US Gold Corp (b)(c)	4,857	63,772
USA Rare Earth Inc Class A (b)(c)	54,109	807,306
		26,095,860
TOTAL MATERIALS		171,713,262

Real Estate - 0.7%
Diversified REITs - 0.0%
Gladstone Commercial Corp	22,436	301,764
Medalist Diversified REIT Inc	805	10,272
Presidio Property Trust Inc Class A (c)	601	3,011
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	193
		315,240
Health Care REITs - 0.0%
Diversified Healthcare Trust	157,454	599,899
Sabra Health Care REIT Inc	146,779	2,804,947
		3,404,846
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	403,715	6,947,935
Service Properties Trust	79,021	213,357
Sotherly Hotels Inc (c)	4,274	3,108
		7,164,400
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	78,352	482,648
Lineage Inc (b)	136,842	5,735,049
		6,217,697
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (c)	10,838	124,203
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	33,046	21,156
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	33,046	27,313
Comstock Holding Cos Inc Class A (c)	5,745	90,886
CoStar Group Inc (c)	249,720	22,347,443
eXp World Holdings Inc (b)	98,278	1,064,351
Fathom Holdings Inc (c)	4,444	8,844
FRP Holdings Inc (c)	12,485	320,865
Gyrodyne LLC (c)	1,512	15,498
InterGroup Corp/The (c)	986	16,762
La Rosa Holdings Corp Class A (c)	64	382
Newmark Group Inc Class A	94,286	1,716,948
Opendoor Technologies Inc Class A (b)(c)	470,754	2,094,855
Real Messenger Corp	150	420
RMR Group Inc/The Class A	9,944	167,855
Star Holdings (c)	27,660	240,365
Stratus Properties Inc (c)	5,346	104,033
Zillow Group Inc Class A (c)	38,137	3,107,402
Zillow Group Inc Class C (c)	100,321	8,458,064
		39,927,645
Retail REITs - 0.0%
Phillips Edison & Co Inc	73,562	2,588,647
Regency Centers Corp	107,638	7,803,755
		10,392,402
Specialized REITs - 0.5%
Equinix Inc	57,916	45,532,980
Gaming and Leisure Properties Inc	163,514	7,850,307
Gladstone Land Corp	24,727	227,488
Global Self Storage Inc	5,948	32,417
Lamar Advertising Co Class A	51,263	6,523,217
PotlatchDeltic Corp	48,326	2,031,142
SBA Communications Corp Class A	63,399	12,987,285
		75,184,836
TOTAL REAL ESTATE		142,607,066

Utilities - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp	152,878	9,947,771
American Electric Power Co Inc	316,442	35,131,391
Constellation Energy Corp	185,590	57,158,009
Evergy Inc	134,378	9,575,776
Exelon Corp	599,023	26,165,325
MGE Energy Inc (b)	22,543	1,919,536
Otter Tail Corp (b)	24,891	2,090,595
Xcel Energy Inc	341,761	24,740,079
		166,728,482
Gas Utilities - 0.0%
RGC Resources Inc	6,291	139,911
Independent Power and Renewable Electricity Producers - 0.1%
AleAnna Inc Class A (b)	3,633	15,622
Hallador Energy Co (c)	23,900	389,809
Montauk Renewables Inc (b)(c)	88,120	189,458
Talen Energy Corp (c)	26,923	10,201,663
		10,796,552
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	36,776	2,114,988
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,230	206,525
Cadiz Inc (b)(c)	44,782	160,320
Consolidated Water Co Ltd (b)	10,827	360,214
Global Water Resources Inc	16,108	155,603
H2O America	20,960	1,055,755
Middlesex Water Co (b)	12,214	653,938
Pure Cycle Corp (c)	16,404	165,680
York Water Co/The	10,001	310,731
		3,068,766
TOTAL UTILITIES		182,848,699

TOTAL UNITED STATES		20,072,149,630
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (b)	86,692	1,253,566
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,277,799	4,370,073
TOTAL COMMON STOCKS (Cost $6,156,575,065)		20,870,427,509

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	20,963
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25%	1,005	2,241
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (b)(c)(d)	1,128	384
Pharmaceuticals - 0.0%
Nutriband Inc (d)	2,059	0
TOTAL HEALTH CARE		384

Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc (d)	1,275	0
Software - 0.0%
SRAX Inc (c)(d)	9,776	0
TOTAL INFORMATION TECHNOLOGY		0

TOTAL UNITED STATES		2,625
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $40,920)		23,588

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g)(h) (Cost $3,625,493)	4.15	3,656,000	3,626,170

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	33,056,008	33,062,619
Fidelity Securities Lending Cash Central Fund (i)(j)	4.36	814,775,815	814,857,293
TOTAL MONEY MARKET FUNDS (Cost $847,919,911)			847,919,912

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $7,008,161,389)	21,721,997,179
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(798,941,799)
NET ASSETS - 100.0%	20,923,055,380

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	110	9/19/2025	51,615,850	2,297,776	2,297,776

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $655,153 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,069,748.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $192,080,699.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,505,173	737,979,485	726,422,039	1,580,090	-	-	33,062,619	33,056,008	0.1%
Fidelity Securities Lending Cash Central Fund	307,397,049	1,993,975,779	1,486,515,535	27,589,455	-	-	814,857,293	814,775,815	2.9%
Total	328,902,222	2,731,955,264	2,212,937,574	29,169,545	-	-	847,919,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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